UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)            (Zip Code)

Omar Tariq
Credit Suisse Opportunity Funds
1285 Avenue of the Americas
New York, New York 10019

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 to April 30, 2026

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Floating Rate High Income Fund Class A - CHIAX

Credit Suisse Floating Rate High Income Fund Class C - CHICX

Credit Suisse Floating Rate High Income Fund Class I - CSHIX

Credit Suisse Strategic Income Fund Class A - CSOAX

Credit Suisse Strategic Income Fund Class C - CSOCX

Credit Suisse Strategic Income Fund Class I - CSOIX

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class A

CHIAX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CHIAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CHIAX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRSARCLA-0426

Class A

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class C

CHICX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CHICX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CHICX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRSARCLC-0426

Class C

Semi-Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class I

CSHIX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CSHIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSHIX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRSARCLI-0426

Class I

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class A

CSOAX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CSOAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOAX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRSARCLA-0426

Class A

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class C

CSOCX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CSOCX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOCX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRSARCLC-0426

Class C

Semi-Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class I

CSOIX

April 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://us-fund.ubs.com/CSOIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOIX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRSARCLI-0426

Class I

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Floating Rate High Income Fund

Semiannual Financial Statements | April 30, 2026 (unaudited)

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans (88.3%)
Advertising (0.9%)
$7,291	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	05/03/28	7.902	$6,736,583
8,300	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	12/31/31	7.902	6,582,452
					13,319,035
Aerospace & Defense (4.7%)
380	Air Comm Corp. LLC[1,2]	(B, B2)	12/11/31	1.000	381,801
7,771	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	12/11/31	6.423 - 6.450	7,812,421
8,602	Amentum Holdings, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba2)	09/29/31	5.402	8,621,326
2,507	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	06/23/30	6.450	2,522,382
1,346	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[1]	(CCC, Caa2)	05/25/29	10.250	270,502
9,251	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.250%[1]	(CCC, Caa2)	05/25/29	10.000	1,859,383
2,541	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(B, B2)	10/31/30	5.950	2,550,928
6,394	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/01/31	6.152 - 6.172	6,435,172
8,448	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/01/31	6.152	8,499,882
1,876	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Baa3)	10/30/31	5.402	1,885,639
1,838	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	01/17/31	5.652	1,844,508
6,328	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/23/31	6.152	6,340,966
594	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[1]	(NR, NR)	02/01/29	11.523	364,643
7,724	Peraton Corp., 3 mo. USD Term SOFR + 3.750%[1]	(CCC+, Caa1)	02/01/28	7.513	6,622,098
376	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	03/22/30	5.902	376,565
7,162	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	02/28/31	6.152	7,180,541
2,248	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	01/19/32	6.152	2,254,349
1,213	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	08/19/32	6.152	1,216,567
4,309	TransDigm, Inc.[1,3]	(BB-, Ba3)	02/13/33	0.000	4,320,519
					71,360,192
Air Transportation (0.8%)
7,553	American Airlines, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba2)	01/29/27	5.509	7,540,639
4,366	United Airlines, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Baa3)	02/22/31	5.404	4,383,589
					11,924,228
Auto Parts & Equipment (2.2%)
6,363	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/06/28	7.767	6,306,404
4,396	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	10/16/31	5.660	4,422,086
411	Clarios Global LP, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B2)	01/28/32	6.402	413,822
9,366	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B2)	05/06/30	6.152	9,418,740
4,110	CWGS Group LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B3)	06/03/28	6.267	3,923,722
2,218	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	01/30/32	5.663	2,226,039
2,683	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[1,4,16]	(NR, NR)	11/30/26	9.767	2,468,562
326	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	04/23/31	6.173	326,882
590	Openlane, Inc., 3 mo. USD Term SOFR + 2.500%[1,16]	(B, B1)	10/08/32	6.140	593,237
2,787	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 4.500%[1]	(B, B3)	02/26/33	8.167	2,694,689
					32,794,183
Automakers (0.0%)
17	Valvoline, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	12/01/32	5.665	16,691
Banking (0.5%)
2,646	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.000%[1,16]	(BB+, Ba1)	04/19/30	5.700	2,659,637
4,806	Victory Capital Holdings, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	09/23/32	5.700	4,830,000
					7,489,637

1

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Beverages (0.8%)
$2,487	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	06/22/30	5.402	$2,502,172
3,640	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	12/23/30	6.652	3,664,659
6,741	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	03/15/32	5.902	6,755,389
					12,922,220
Brokerage (0.3%)
3,464	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1]	(BB-, Ba3)	06/26/31	7.152	3,442,668
717	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%[1,16]	(BB-, B2)	07/21/28	6.267	717,141
					4,159,809
Building & Construction (1.4%)
5,342	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(BB-, B2)	02/23/29	7.573	5,335,014
2,462	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%[1,16]	(BB-, Ba3)	03/17/32	5.652	2,477,262
2,566	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	03/19/29	5.902	2,571,211
2,854	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	02/10/32	5.902	2,859,388
8,205	Tecta America Corp., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	02/18/32	6.402	8,208,501
					21,451,376
Building Materials (1.9%)
278	Advanced Drainage Systems, Inc., 1 mo. USD Term SOFR + 1.625%[1]	(BBB-, Baa3)	02/28/33	5.290	281,054
3,795	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(CCC+, Caa1)	10/10/30	8.450	2,635,331
5,660	Core & Main LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	07/27/28	5.654	5,682,285
5,449	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(CCC+, Caa1)	04/12/28	7.024	3,390,824
3,534	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%[1]	(CCC+, Caa1)	08/01/28	9.299	2,190,831
1,633	Mannington Mills, Inc., 3 mo. USD Term SOFR + 4.750%[1,4,16]	(B+, B3)	03/25/32	8.450	1,608,472
1,274	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B2)	03/28/31	6.402	1,254,806
12,120	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	10/19/29	6.918	12,082,719
					29,126,322
Cable & Satellite TV (0.6%)
1,236	Sunrise Financing Partnership, 6 mo. USD Term SOFR + 2.470%[1]	(BB-, Ba3)	02/15/32	6.099	1,238,929
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%[1,5]	(B+, B1)	01/31/29	5.003	8,125,907
					9,364,836
Chemicals (4.3%)
3,437	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	09/09/31	6.413	3,455,591
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[1,4]	(CC, Ca)	12/29/28	11.711	598,879
1,435	Flexsys Holdings, Inc., 3 mo. USD Term SOFR + 5.250%[1]	(CCC, Caa3)	08/01/29	9.172	104,670
1,230	Flexsys Holdings, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(B, Caa1)	08/01/29	9.910	670,124
2,369	Formulations Parent Corp., 3 mo. USD Term SOFR + 4.000%[1,16]	(B, B2)	04/09/32	7.669	2,375,400
719	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%[1]	(CCC+, Caa2)	03/15/30	11.190	669,640
5,820	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	03/15/29	7.652	5,657,096
5,718	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	12/31/29	6.152	5,708,217
385	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(B, B3)	04/02/29	8.002	355,829
1,038	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(B, B3)	10/07/31	7.902	916,778
6,712	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	02/18/30	6.902	6,267,354
5,328	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	02/07/31	6.652	4,950,959
2,510	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%[1]	(B-, B2)	07/03/28	7.725	2,336,801
2,469	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1,16]	(BB+, Ba1)	11/26/31	5.652	2,478,008
2,280	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%[1,4]	(CCC+, Caa1)	09/30/29	10.752	2,070,635
1,831	Nouryon Finance BV, 6 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	6.936 - 6.938	1,823,091
868	Nouryon Finance BV, 6 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	6.937	864,777
1,444	Olympus Water U.S. Holding Corp., 3 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	11/03/32	6.950	1,431,390

2

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals—(concluded)
$4,483	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(NR, NR)	04/30/30	9.903	$4,447,671
8,531	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(NR, NR)	04/30/30	8.053	5,012,062
3,200	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%[1,16]	(NR, NR)	04/30/30	9.153	1,856,000
1,697	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK[1,6]	(B-, Caa1)	12/23/30	9.630	2,036,028
3,942	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	12/23/30	7.152	3,937,961
897	SK Neptune Husky Finance SARL[4,7,8]	(NR, WR)	01/03/29	0.000	115,502
9,227	SK Neptune Husky Group SARL[4,7,8]	(NR, WR)	01/03/29	0.000	245,111
5,696	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B, B1)	04/04/29	5.950	5,043,854
					65,429,428
Discount Stores (0.4%)
5,000	Peer Holding III BV, 3 mo. EURIBOR + 2.750%[1,5]	(BB+, Ba1)	09/29/32	4.877	5,898,650
Diversified Capital Goods (0.5%)
1,722	DexKo Global, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B2)	10/06/31	8.163	1,641,148
635	Pinnacle Buyer LLC[1,2]	(B, B2)	10/01/32	2.500	638,238
3,292	Pinnacle Buyer LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	10/01/32	6.182	3,310,539
1,977	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 2.750%[1]	(BB, Ba3)	03/18/30	6.402	1,990,272
					7,580,197
Electronics (1.8%)
1,498	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%[1]	(CCC+, Caa1)	02/01/30	9.108	1,419,014
3,535	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.100%[1]	(B, B1)	02/01/29	6.608	3,534,736
1,796	Coherent Corp., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/02/29	5.402	1,802,562
705	Idemia Group, 3 mo. USD Term SOFR + 4.250%[1]	(B, B2)	09/30/28	7.950	707,064
1,030	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[1,16]	(CCC, Caa2)	03/02/29	10.925	993,552
1,543	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%[1,16]	(BB, Ba3)	09/22/31	5.935	1,554,453
1,224	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%[1,4,16]	(B, B3)	06/23/28	6.017	1,214,654
11,968	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[1,16]	(B, B2)	04/16/32	7.674	10,202,904
584	Trio Bidco, Inc.[1,2]	(B, B3)	10/29/32	0.500	569,889
5,543	Trio Bidco, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B3)	10/29/32	7.700	5,413,941
					27,412,769
Energy—Exploration & Production (0.9%)
385	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	01/30/32	5.661	385,792
10,807	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/30/32	5.380	10,820,826
2,315	CQP Holdco LP, 3 mo. USD Term SOFR + 1.750%[1]	(BB, Ba2)	12/31/32	5.450	2,316,564
450	EMG Utica LLC, 3 mo. USD Term SOFR + 3.500%[1,16]	(B+, B3)	04/01/30	7.200	454,675
17,101	PES Holdings LLC, 3.000% PIK[4,6,7]	(NR, WR)	12/31/26	3.000	171,011
					14,148,868
Environmental (0.9%)
5,268	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	03/03/32	6.166	5,285,819
3,955	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B-, Caa1)	08/31/28	8.017	3,920,133
2,873	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/30/28	5.902	2,880,076
1,746	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[1]	(B+, B2)	02/22/31	5.923	1,710,476
					13,796,504
Food—Wholesale (1.8%)
8,025	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	07/31/28	6.161	8,054,011
4,223	Flamingo Group International Ltd., 6 mo. EURIBOR + 5.750%[1,5]	(B, B3)	08/01/28	7.911	4,619,407
4,688	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	09/30/31	5.877	4,660,849

3

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Food—Wholesale (concluded)
$3,704	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	09/30/32	5.877	$3,683,868
1,969	UTZ Quality Foods LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	01/29/32	6.200	1,974,197
6,252	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.950%[1]	(B-, Caa2)	12/31/29	7.650	3,651,637
4,279	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(CCC-, Ca)	12/31/29	7.711	634,797
					27,278,766
Gaming (1.1%)
3,371	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/31	5.902	3,272,561
6,045	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/30	5.902	5,880,916
522	Flutter Financing BV, 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	06/04/32	5.700	519,957
2,919	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	04/16/29	5.653	2,924,688
4,254	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B, B1)	07/01/32	7.950	4,260,599
					16,858,721
Gas Distribution (0.7%)
5,485	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, B2)	10/31/31	5.950	5,482,368
506	Meade Pipeline Co. LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	09/22/32	5.687	508,641
1,674	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(BB-, B2)	02/16/28	6.163	1,677,939
2,500	Traverse Midstream Partners LLC[3]	(BB-, B2)	04/21/33	0.000	2,507,035
					10,175,983
Health Facilities (1.2%)
1,452	Confluent Medical Technologies, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	02/16/29	6.700	1,454,286
788	Insulet Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	08/01/31	5.652	795,919
5,620	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%[1]	(B+, B1)	08/20/32	7.652	5,465,527
5,621	Sharp Services LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	09/29/32	6.700	5,648,120
2,223	Western Dental Holdings LLC1[1,3,16]	(NR, NR)	01/28/32	0.000	2,079,365
367	Western Dental Holdings LLC2[1,3,16]	(NR, NR)	01/28/32	0.000	366,946
1,875	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[1,16]	(B, B3)	02/08/28	8.920	1,851,664
					17,661,827
Health Services (2.1%)
10,417	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[1]	(B-, B3)	12/23/27	7.142	10,007,169
1,504	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[1,16]	(B-, B3)	12/23/27	9.402	1,425,230
9,284	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	02/15/29	6.402	9,262,289
860	CHG Healthcare Services, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/29/28	6.402	862,831
2,143	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	07/26/31	5.652	2,155,901
2,478	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(CCC, Ca)	12/15/28	7.769	929,267
5,081	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B, B3)	11/03/31	6.413	5,087,498
957	Therapy Brands Holdings LLC, 3 mo. USD Term SOFR + 4.000%[1,4]	(CCC-, B3)	05/18/28	7.934	885,510
1,898	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%[1,4,16]	(B-, B2)	01/15/28	8.263	1,850,392
					32,466,087
Hotels (0.8%)
747	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%, 0.000% PIK[1,6]	(B-, Caa1)	03/11/30	11.276	735,427
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%[1]	(B+, B2)	03/11/30	9.276	800,082
1,417	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	08/17/28	6.152	1,420,931
6,951	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	05/31/30	6.152	6,979,571
1,549	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba3)	05/20/30	5.402	1,551,823
935	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Baa3)	05/24/30	5.402	942,486
					12,430,320

4

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Insurance Brokerage (4.8%)
$7,048	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	05/30/32	6.402	$6,980,132
6,986	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(B+, B1)	01/30/32	5.652	6,988,098
14,718	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[1]	(B-, B3)	02/15/31	6.370 - 6.450	14,548,954
1,216	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%[1,16]	(B+, B2)	01/08/32	6.668	1,217,840
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.250%[1,5]	(B, B2)	02/14/31	5.313	8,287,191
11,565	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	06/20/30	5.922	11,606,682
138	Jones Deslauriers Insurance Management, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	02/02/33	6.663	136,207
4,643	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	07/02/31	6.652	4,587,723
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[1]	(CCC+, Caa2)	07/02/31	8.902	2,256,509
3,967	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	09/15/31	5.652	3,984,312
6,742	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	10/16/31	7.152	6,775,974
2,755	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	06/17/32	6.902	2,637,612
1,958	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	05/06/31	6.450	1,948,242
					71,955,476
Investments & Misc. Financial Services (4.4%)
1,442	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	11/01/30	6.750	1,450,183
3,602	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1,16]	(CCC-, Caa2)	04/30/30	10.300	3,655,533
1,648	Altisource Solutions SARL[4,9,16]	(NR, NR)	04/30/30	0.000	0
1,665	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1,4,16]	(B, B3)	02/19/29	10.300	1,673,512
7,133	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	12/29/31	7.166	6,890,292
5,582	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	05/19/31	5.652	5,587,855
10,152	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/15/31	6.152	10,088,292
3,840	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%[1,16]	(BB, Ba1)	04/25/31	5.902	3,570,946
6,401	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.250% PIK[1,6]	(CCC+, Caa2)	07/31/30	8.913	5,568,767
919	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(BB, Ba2)	11/26/31	6.200	922,775
3,633	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	02/03/32	6.413	3,634,835
2,411	Hudson River Trading LLC, 1 mo. USD Term SOFR + 2.500%[1]	(BB, Ba2)	03/18/30	6.161	2,420,063
450	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/22/31	6.652	451,872
5,479	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%[1]	(B, B2)	10/30/28	10.461	4,342,247
74	Secretariat Advisors LLC[1,2]	(B-, B3)	02/28/32	4.000	72,972
609	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	02/28/32	7.700	599,614
8,966	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/31/31	6.152	8,913,131
6,297	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	06/21/31	6.152	6,328,144
					66,171,033
Investments & Misc. Financial Services (0.0%)
710	Jupiter Borrower, Inc.[3]	(BB, Ba1)	03/25/33	0.000	714,049
Machinery (5.2%)
142	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	02/07/29	7.007	142,531
929	Alloy Finco Ltd.[10]	(NR, NR)	03/06/28	0.500	30,169,359
883	Alloy Finco Ltd., 3 mo. USD Term SOFR + 0.500%[1]	(NR, NR)	03/06/28	4.187	21,112,075
2,923	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[1,16]	(CCC, B2)	12/20/26	9.517	2,689,515
2,369	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba2)	03/15/30	6.182	2,376,793
2,639	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	09/28/28	8.165	2,645,036
967	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/03/31	5.415	976,292
4,715	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%[1,16]	(B-, B3)	08/30/30	9.152	4,726,550
3,889	LSF12 Helix Parent LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	02/10/33	7.152	3,895,610
819	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/26/31	6.154	821,784
1,930	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	06/04/32	5.700	1,939,447
4,796	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	10/15/32	6.402	4,819,970

5

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Machinery (concluded)
$2,190	Resilience Parent LLC, 6 mo. USD Term SOFR + 2.500%[1]	(B, B2)	02/28/33	6.126	$2,197,904
557	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	08/23/32	6.154	559,512
					79,072,378
Media—Diversified (1.2%)
9,346	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%[1]	(CCC+, Caa1)	12/29/28	7.413	4,182,570
9,062	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 1.750%[1]	(BB+, NR)	09/30/31	5.450	9,091,537
5,096	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	12/15/28	7.252	4,840,542
3,101	Technicolor Creative Studios, 0.500% PIK[1,5,6,7,8,9,16]	(NR, NR)	08/06/33	0.500	0
					18,114,649
Medical Products (0.6%)
5,853	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, B2)	10/14/29	8.700	5,539,587
308	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, B2)	10/13/29	8.700	291,557
2,590	Medline Borrower LP, 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	10/23/28	5.402	2,601,855
					8,432,999
Oil Field Equipment & Services (0.3%)
4,361	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%[1]	(BB, B1)	09/18/31	6.200	4,378,056
Packaging (3.5%)
4,480	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.250%[1]	(B-, Caa1)	10/08/30	8.950	4,431,496
1,418	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	06/07/31	6.450 - 6.932	1,399,674
4,902	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/01/32	6.902	4,561,443
1,278	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.175%[1]	(B+, B2)	04/13/29	6.827	1,222,846
3,992	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK[1,6]	(B-, B3)	09/30/28	8.666	3,796,185
671	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK[1,5,6]	(B-, B3)	09/29/28	7.168	749,472
546	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,5,6]	(CCC-, Ca)	12/29/28	9.168	30,404
3,420	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 3.598%, 6.900% PIK[1,4,6]	(CCC-, Ca)	12/31/27	14.426	172,096
620	Logoplaste Parent SARL, 3 mo. USD Term SOFR + 4.200%[1,4]	(B-, Caa1)	07/06/28	8.092	579,941
6,065	Mauser Packaging Solutions Holding Co., 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	04/15/30	7.164	5,970,280
3,003	Owens-Illinois, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	09/30/32	6.652	2,969,522
1,632	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	09/24/32	6.152	1,629,366
10,622	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	03/07/33	7.652 - 7.663	10,401,399
1,107	Ring Container Technologies Group LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/15/32	6.152	1,106,928
1,537	Sword Purchaser LLC[1,3]	(B+, B1)	04/11/33	0.000	1,495,159
7,220	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	04/14/31	6.902	6,884,673
3,044	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	03/03/31	6.902	2,920,888
2,430	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	09/15/28	7.450	2,296,879
					52,618,651
Personal & Household Products (0.8%)
5,826	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	12/21/28	5.902	5,845,114
1,016	Energizer Holdings, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	03/19/32	5.652	1,019,384
4,615	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1]	(NR, NR)	06/29/28	11.314	4,342,782
504	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1,16]	(NR, NR)	06/29/28	11.287	504,201
61	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BBB-, Ba1)	10/24/31	5.900	61,296
					11,772,777

6

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Pharmaceuticals (0.9%)
$8,984	Certara LP, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	06/26/31	6.402	$9,001,238
529	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	01/27/32	6.387	530,582
3,441	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	10/31/32	5.415	3,455,099
					12,986,919
Rail (0.2%)
2,610	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BB, Ba3)	04/10/31	5.450	2,615,538
Real Estate Development & Management (0.6%)
8,885	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	05/31/28	6.902	8,924,058
Real Estate Investment Trusts (0.5%)
2,402	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	01/02/30	5.652	2,413,623
5,361	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba2)	11/18/27	5.402	5,363,722
					7,777,345
Recreation & Travel (2.0%)
6,627	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	11/24/28	6.402	6,662,177
660	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B+, B2)	03/24/28	7.402	661,458
4,196	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	03/24/32	6.402	4,218,307
6,529	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	11/12/29	7.200	5,802,511
2,846	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[1,16]	(B, B2)	06/25/31	6.652	2,852,833
2,142	Peninsula Pacific Entertainment LLC, 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	10/01/32	8.450	2,138,877
2,444	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba2)	12/04/31	5.652	2,422,128
5,475	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	05/01/31	5.652	5,442,761
					30,201,052
Restaurants (2.1%)
4,408	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba2)	09/20/30	5.402	4,417,914
4,386	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	01/27/29	6.902	4,355,922
13,859	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%[1]	(B, B2)	01/28/32	7.402	13,802,572
3,663	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	12/16/30	6.154	3,676,965
385	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	07/21/28	6.902	388,034
4,338	Raising Cane's Restaurants LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, B1)	11/03/32	5.652	4,347,893
20	Splat Super Holdco LLC[2]	(B, B3)	07/02/32	5.000	17,890
480	Splat Super Holdco LLC, 1 mo. USD Term SOFR + 5.000%[1]	(B, B3)	07/02/32	8.652	419,610
					31,426,800
Software—Services (16.5%)
2,428	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	12/22/31	7.200	2,430,600
6,757	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%[1]	(B, B3)	08/02/29	9.345	5,540,458
3,134	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	03/03/28	7.663	2,199,873
6,838	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	03/26/32	6.450	6,721,609
2,941	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.875%[1]	(B+, B1)	03/07/31	9.536	2,760,583
3,415	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	01/31/31	6.402	3,215,097
790	Clearwater Analytics LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, B1)	04/21/32	5.652	791,283
3,719	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B1)	03/21/31	6.950	3,450,459
7,007	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B1)	08/13/32	6.950	6,501,848
492	CompoSecure Holdings LLC, 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	01/14/33	5.918	493,743
5,978	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[1]	(NR, B2)	09/29/28	7.461	5,580,885
7,836	Corel Corp., 3 mo. USD Term SOFR + 5.000%[1,4]	(CCC+, B3)	07/02/26	8.773	7,208,761
9,171	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	10/16/28	7.517	6,507,655
628	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	11/05/32	5.402	628,604
6,244	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	04/28/28	5.402	6,259,515
7,040	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	10/09/31	6.927	6,637,059

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$2,030	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[1]	(CCC, Caa2)	10/09/32	8.927	$1,864,362
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	02/19/29	10.652	1,635,541
2,834	EAB Global, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	08/16/30	6.700	2,516,137
12,260	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500%[1]	(B-, B3)	08/14/28	10.200	11,165,164
6,806	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	07/07/31	5.902	6,678,835
3,680	Finastra USA, Inc.[1,3]	(B-, B3)	09/15/32	0.000	3,513,843
8,135	First Advantage Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	10/31/31	6.450	8,046,085
2,987	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.000%[1]	(B, B3)	09/01/31	6.700	2,966,422
1,703	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%[1,4]	(CCC+, Caa2)	12/06/32	8.673	1,566,979
4,519	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	07/23/32	7.413	3,999,715
3,179	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%[1,16]	(B+, B2)	11/12/30	6.640	3,155,240
8,100	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(CCC+, Caa1)	05/02/29	8.513	3,148,769
132	N-Able International Holdings II LLC, 3 mo. USD Term SOFR + 2.750%[1,16]	(B+, B1)	11/26/32	6.423	130,853
9,821	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, Caa1)	02/01/29	8.063	6,842,903
4,112	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%[1]	(B, B1)	02/01/29	9.663	4,099,783
5,750	Perforce Software, Inc., 1 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	07/02/29	8.402	3,735,797
2,984	Polaris Newco LLC, 3 mo. EURIBOR + 4.000%[1,5]	(CCC+, B3)	06/02/28	6.150	3,011,195
1,723	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%[1,10]	(CCC+, B3)	06/02/28	8.981	1,987,107
5,827	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[1]	(CCC+, B3)	06/02/28	7.925	5,100,104
1,397	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%[1,16]	(B, B2)	10/26/30	6.950	1,103,687
4,067	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(B-, Caa1)	05/09/33	8.700	2,473,393
3,176	Proofpoint, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	08/31/28	6.700	3,089,413
466	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B, B1)	06/28/30	5.950	389,179
13,072	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	04/24/28	6.961	12,816,629
2,656	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%[1]	(CCC+, NR)	12/31/30	9.163	783,398
690	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[1]	(B, NR)	12/31/30	8.413	533,375
5,021	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	07/21/32	8.450	4,773,688
26	Shermco Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	10/27/32	6.961	26,542
3,433	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B3)	07/14/28	9.017	1,891,562
4,183	Sovos Compliance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	08/13/29	6.902	4,029,215
11,444	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	03/05/27	7.267	11,107,656
2,581	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, Caa1)	12/22/27	8.263	1,834,575
2,233	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B2)	08/31/28	7.950	2,195,274
4,658	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%[1,16]	(B, B2)	06/18/29	6.700	4,564,840
13,768	UKG, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	02/10/31	6.163	13,308,611
1,484	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, B2)	04/12/31	5.913	1,469,786
10,489	Wash Multifamily Parent, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(BB-, B2)	09/10/32	6.902	10,544,433
2,447	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B2)	07/02/29	8.902	2,266,564
5,961	WEX, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB-, Ba2)	03/31/28	5.402	5,970,807
1,852	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	03/01/30	5.652	1,856,926
6,918	XPLOR T1 LLC, 3 mo. USD Term SOFR + 3.500%[1,16]	(B-, B3)	12/01/32	7.167	6,451,035
7,855	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	02/28/30	5.402	7,245,881
8,035	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[1,16]	(B, B3)	02/14/32	7.152	7,633,337
					250,452,672
Steel Producers/Products (0.2%)
3,450	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[1,16]	(B-, B3)	10/12/28	7.173	3,456,831
Support—Services (8.7%)
6,372	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	08/20/32	6.902	6,397,958
3,629	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%[1,5]	(B-, Caa1)	07/28/28	7.075	4,139,507
2,673	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	12/11/30	6.902	2,671,389
2,998	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	12/29/32	7.152	2,999,256
4,187	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	07/09/32	5.665	4,201,998

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Support—Services—(concluded)
$1,430	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B1)	11/03/31	6.152	$1,441,121
4,690	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%[1]	(CCC, Caa2)	06/04/29	10.267	4,459,805
10,122	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	06/02/28	7.267	9,932,041
8,436	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	07/19/30	9.422	7,681,206
930	Fortress Intermediate 3, Inc., 1 mo. USD Term SOFR + 3.000%[1,16]	(B, B2)	06/27/31	6.661	926,211
10,000	Fugue Finance B.V., 3 mo. EURIBOR + 2.750%[1,5]	(B, B2)	01/09/32	4.795	11,761,169
11,871	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	05/21/32	7.652	11,884,501
2,400	Green Infrastructure Partners, Inc., 3 mo. USD Term SOFR + 2.750%[1,16]	(B, B2)	09/24/32	6.450	2,408,508
906	Herc Holdings, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Baa3)	06/02/32	5.402	911,184
172	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(CCC-, Caa2)	01/02/29	7.700	126,026
4,012	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(B, B2)	01/02/29	9.950	4,079,879
8,206	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[1]	(CCC, Caa2)	08/10/29	5.200 - 5.461	5,969,570
3,045	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[1]	(CCC-, Caa3)	08/10/29	5.200 - 5.461	785,350
2,007	Lernen Bidco Ltd., 6 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	10/27/31	5.200 - 5.461	1,966,823
5,965	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	11/17/31	6.152	5,898,500
2,812	Paint Intermediate III LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	10/09/31	6.666	2,823,003
954	PG Investment Company 59 SARL, 3 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	03/26/31	5.950	960,103
11,718	PODS LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/31/28	6.767	11,708,575
338	PODS LLC, 1 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	03/31/28	7.767	336,970
507	Prometric Holdings, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B, B2)	06/25/32	7.402	508,126
821	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%[1,2]	(B, B2)	12/16/32	6.163	825,214
5,494	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	12/16/32	6.163	5,522,589
1,123	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B1)	08/05/32	6.161	1,129,309
4,393	Speed Midco 3 SARL, 6 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	10/07/32	6.195	4,389,639
15,254	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB-, B2)	08/31/28	5.402	11,343,142
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[1,4]	(CCC, Caa3)	11/02/28	12.425	1,921,108
					132,109,780
Tech Hardware & Equipment (1.1%)
2,133	Ahead DB Holdings LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B1)	02/03/31	6.200	2,118,176
3,024	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%[1,16]	(B-, B3)	08/06/32	6.673	3,012,213
1,629	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%[1,16]	(B-, B3)	12/10/31	8.179	1,539,575
812	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%[1,16]	(B-, B3)	12/10/31	8.179	766,905
8,083	Gryphon Acquire Newco LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B1)	09/13/32	6.675	8,105,528
833	Spectris PLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	12/06/32	6.450	837,622
773	Viavi Solutions, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB, Ba1)	10/16/32	6.180	777,715
					17,157,734
Telecom—Wireless (0.2%)
361	Dycom Investments, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	01/27/33	5.405	364,339
2,983	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	11/12/27	6.961	2,898,097
					3,262,436
Telecom—Wireline Integrated & Services (1.9%)
4,636	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[1]	(CCC, Caa2)	10/31/27	8.673	3,551,744
7,259	Altice France SA, 3 mo. USD Term SOFR + 6.875%[1]	(CCC+, Caa1)	05/31/31	10.548	7,407,915
5,049	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[1]	(NR, B3)	08/01/29	9.410	4,043,202
10,315	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, Ba3)	01/31/29	7.019	10,125,763
3,410	Zacapa SARL, 3 mo. USD Term SOFR + 3.750%[1]	(B, B2)	03/22/29	7.450	3,424,561
					28,553,185

9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Theaters & Entertainment (1.9%)
$7,450	Electronic Arts, Inc.[1,3]	(BB, Ba3)	03/24/33	0.000	$7,461,001
5,121	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	05/27/32	6.152	5,149,792
3,060	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	10/21/32	5.657	3,067,456
13,048	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	11/21/31	5.664	13,098,149
					28,776,398
Transport Infrastructure/Services (0.1%)
818	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	03/08/32	6.169	820,599
	Total bank loans (Cost $1,420,190,236)				1,336,818,064
Corporate bonds (4.1%)
Brokerage (0.3%)
2,909	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)[11]	(BB, Ba3)	07/15/32	6.875	3,009,192
1,028	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)[11]	(BB, Ba3)	03/01/31	7.875	1,083,064
					4,092,256
Building Materials (0.0%)
176	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $100.73)[11]	(B+, Ba3)	04/15/29	4.375	171,968
Chemicals (0.1%)
1,505	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[11,12]	(B-, B2)	05/15/28	4.750	1,339,615
Diversified Capital Goods (0.1%)
895	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.13)[11,12]	(BB+, Ba2)	06/01/31	4.250	854,513
Electronics (0.4%)
5,807	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[11]	(BB, Ba3)	05/15/29	4.750	5,710,382
389	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $101.00)[11]	(BB-, Ba3)	06/15/29	4.000	370,597
					6,080,979
Energy—Exploration & Production (0.1%)
2,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)[11]	(BB, Ba2)	12/15/33	7.500	2,134,972
Insurance Brokerage (0.4%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.69)[11]	(B, B2)	04/15/28	6.750	1,215,165
4,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $104.25)[11]	(B-, B2)	03/15/30	8.500	4,176,947
					5,392,112
Investments & Misc. Financial Services (0.8%)
10,917	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.13)[11]	(CCC+, B3)	11/15/29	8.500	10,868,540
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)[11]	(B, B2)	09/15/31	6.750	769,745
					11,638,285
Media—Diversified (0.0%)
395	Tech 7 SAS Super Senior[5,7,8,9,16]	(NR, NR)	12/31/27	0.000	0
659	Tech 7 SAS Super Senior[5,7,8,9,16]	(NR, NR)	12/31/27	0.000	0
198	Tech 7 SAS Technicolor Creative Studios Super Senior[5,7,8,9,16]	(NR, NR)	12/31/27	0.000	0
198	Technicolor Creative Studios SA5,7,8,9,16	(NR, NR)	12/31/27	0.000	0
					0
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Metals & Mining—Excluding Steel (0.1%)
$975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.63)[11]	(B+, B1)	02/15/30	6.500	$970,768
Packaging (0.5%)
250	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)[11]	(B, B2)	04/15/30	7.875	252,565
7,439	Sword Purchaser LLC Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $104.13)[11]	(B+, B1)	04/15/33	8.250	7,611,244
					7,863,809
Private Placement (0.2%)
4,367	Western Dental Holdings LLC[16]	(NR, NR)	04/28/34	1.000	2,735,699
Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00)[11]	(BB-, Ba3)	04/15/30	6.000	1,898,106
Software—Services (0.5%)
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)[11]	(B, B2)	02/01/31	6.875	795,232
7,212	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[11]	(B-, Caa1)	12/15/28	7.125	5,948,460
1,415	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[11]	(B+, B1)	02/01/29	3.875	1,142,574
					7,886,266
Specialty Retail (0.0%)
4,031	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[4,7,8,11,16]	(NR, WR)	12/31/26	0.000	30,234
110	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[7,8,11,16]	(NR, WR)	12/31/26	0.000	823
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[7,8,9,16]	(NR, NR)	12/31/26	0.000	14
					31,071
Support—Services (0.1%)
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.91)[5,11]	(B, B3)	06/01/28	3.625	1,700,433
Telecom—Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.22)[5,11]	(B-, Caa1)	10/21/28	4.875	2,052,832
Telecom—Wireline Integrated & Services (0.0%)
450	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)[11]	(CCC+, Caa1)	04/15/32	6.500	442,700
Theaters & Entertainment (0.2%)
1,815	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63)[11]	(BB, Ba3)	07/01/33	7.250	1,868,742
1,816	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38)[11]	(B, B3)	07/01/34	8.750	1,886,200
					3,754,942
Transport Infrastructure/Services (0.1%)
1,445	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $104.38)[11]	(B-, Caa1)	04/30/34	8.750	1,451,515
	Total corporate bonds (Cost $67,236,038)				62,492,841

11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Asset backed securities (2.7%)
Collateralized Debt Obligations (2.7%)
$3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%[1,11]	(NR, NR)	01/19/38	6.575	$3,521,011
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,11]	(B, NR)	04/20/31	9.337	1,596,317
7,000	Canyon CLO Ltd., 2026-1A, Rule 144A, 3 mo. USD Term SOFR + 1.200%[1,11]	(NR, Aaa)	04/15/39	4.918	7,001,496
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%[1,11]	(NR, A3)	04/20/31	6.687	4,032,741
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%[1,11]	(BBB-, NR)	07/17/34	7.142	1,686,878
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%[1,11]	(BBB-, NR)	04/15/34	8.133	3,435,731
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%[1,11]	(BB-, NR)	04/22/33	10.845	1,952,968
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,11]	(BBB-, NR)	04/17/34	7.180	3,391,437
697	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,11]	(BBB+, NR)	01/27/31	6.928	696,878
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,11]	(NR, B1)	07/15/31	10.085	2,365,412
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,11]	(NR, Ba1)	01/22/35	9.675	5,162,268
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%[1,11]	(NR, Ba1)	07/19/34	9.007	2,848,451
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,11]	(BBB-, NR)	07/14/31	7.281	3,024,801
	Total asset backed securities (Cost $41,790,358)				40,716,389
Shares
Common stocks (1.3%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.[8]				1,866,480
Chemicals (0.5%)
309,150,260	Ascend Performance Litigation Trust Interest, Class A8,9,16				154,575
623,086,519	Ascend Performance Litigation Trust Interest, Class C8,9,16				62,309
68,450	Ascend Performance Materials Operations LLC[8]				102,675
529,264	Proppants Holdings LLC[4,9,16]				10,585
95,811	SK Mohawk Holdings, SCS[8]				910,204
191,054	Utex Industries				5,604,283
					6,844,631
Energy—Exploration & Production (0.0%)
926,254	PES Energy, Class A4,8,9,16				9,263
Health Facility (0.1%)
19,007	Western Dental Holdings LLC[8,16]				985,936
Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.[8]				2,054,550
Investments & Misc. Financial Services (0.1%)
239,704	Altisource Portfolio Solutions SA2[8]				1,594,032
68,579	Resolute Topco, Inc.[8]				100,022
					1,694,054
Machinery (0.0%)
6,310,057	Alloy Topco Ltd.[8,9,10,16]				0
Packaging (0.2%)
2,646,421	Campfire Topco Ltd.[5,8,9,16]				0
688,484	Ocelot Acquisition LLC[8]				2,753,935
					2,753,935

12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Shares		Value
Common stocks—(concluded)
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.[8]	$1,814,748
196,189	Serta Simmons Bedding Equipment Co.[8,9,16]	0
		1,814,748
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.[8]	6,245
Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA8,9,13,16	0
Professional Services (0.0%)
3,935	Skillsoft Corp.[8,12]	30,378
Real Estate Management & Development (0.0%)
6,555	Altisource Portfolio Solutions SA8,12	43,591
Software—Services (0.0%)
34,879	New Blackboard LLC[8]	52,319
Telecom—Wireless (0.0%)
100,438	Stonepeak Falcon Holidngs LP8	156,934
Telecom—Wireline Integrated & Services (0.1%)
76,309	Luxco Co. Ltd.[5,8]	1,576,435
	Total common stocks (Cost $48,223,759)	19,889,499
Preferred stock (0.0%)
Software—Services (0.0%)
19,108	New Blackboard LLC[8] (Cost $200,634)	191,080
Warrants (0.0%)
Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL[8]	21,060
52,650	Altisource Solutions SARL[8]	11,067
	Total warrants (Cost $1,053)	32,127
Short-term investments (5.6%)
82,193,092	State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.59%[14]	82,193,092
1,561,855	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[14,15]	1,561,855
	Total short-term investments (Cost $83,754,947)	83,754,947
	Total investments at value (102.0%) (Cost $1,661,397,025)	1,543,894,947
	Liabilities in Excess of Other Assets (-2.0%)	(30,416,945)
	Net assets (100.0%)	$1,513,478,002

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligation—The interest rate shown is the rate in effect as of April 30, 2026. The rate may be subject to a cap and floor.

2  All or a portion is an unfunded loan commitment (See note 2-I).

3  Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement.

4  Illiquid security.

5  This security is denominated in Euro.

13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

6  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

7  Bond is currently in default.

8  Non-income producing security.

9  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

10  This security is denominated in British Pound.

11  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $100,473,517 or 6.6% of net assets.

12  Security or portion thereof is out on loan (See Note 2-J).

13  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

14  Rate shown reflects yield as at April 30, 2026.

15  Represents security purchased with cash collateral received for securities on loan.

16  Security is valued using significant unobservable inputs.

Investment abbreviations

1 mo. = 1 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CAD	75,329	USD	55,000	10/07/26	Barclays Bank PLC	$55,000	$55,689	$689
CAD	88,888	USD	64,681	10/07/26	Deutsche Bank AG	64,681	65,712	1,031
CAD	25,110	USD	18,542	10/07/26	JPMorgan Chase	18,542	18,563	21
CAD	50,219	USD	36,815	10/07/26	Morgan Stanley	36,815	37,126	311
EUR	5,500,000	USD	6,351,169	09/24/26	JPMorgan Chase	6,351,169	6,488,794	137,625
USD	55,888,311	EUR	46,708,118	09/24/26	Deutsche Bank AG	(55,888,311)	(55,105,339)	782,972
USD	1,489,904	EUR	1,250,251	10/07/26	Barclays Bank PLC	(1,489,904)	(1,475,673)	14,231
USD	16,391,718	EUR	13,721,953	10/07/26	Deutsche Bank AG	(16,391,718)	(16,196,044)	195,674
Total unrealized appreciation								$1,132,554

14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

April 30, 2026 (unaudited)

Forward foreign currency contracts—(concluded)

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
EUR	2,000,000	USD	2,383,763	09/24/26	Barclays Bank PLC	$2,383,763	$2,359,561	$(24,202)
EUR	8,370,526	USD	9,976,374	09/24/26	Deutsche Bank AG	9,976,374	9,875,385	(100,989)
EUR	1,490,000	USD	1,771,485	09/24/26	Morgan Stanley	1,771,485	1,757,873	(13,612)
GBP	511,330	USD	694,880	10/07/26	JPMorgan Chase	694,880	694,004	(876)
USD	11,969	CAD	16,673	10/07/26	Barclays Bank PLC	(11,969)	(12,326)	(357)
USD	234,879	CAD	323,310	10/07/26	Deutsche Bank AG	(234,879)	(239,014)	(4,135)
USD	8,385,329	GBP	6,283,445	10/07/26	Barclays Bank PLC	(8,385,329)	(8,528,223)	(142,894)
USD	3,200,528	GBP	2,414,827	10/07/26	Deutsche Bank AG	(3,200,528)	(3,277,529)	(77,001)
USD	3,347,010	GBP	2,531,921	10/07/26	JPMorgan Chase	(3,347,010)	(3,436,457)	(89,447)
USD	15,938,913	GBP	11,867,708	10/07/26	Morgan Stanley	(15,938,913)	(16,107,479)	(168,566)
Total unrealized depreciation								$(622,079)
Total net unrealized appreciation/(depreciation)								$510,475

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.
15

Credit Suisse Floating Rate High Income Fund

Statement of assets and liabilities
April 30, 2026 (unaudited)

Assets:
Investments at value, including collateral for securities on loan of $1,561,855 (Cost $1,661,397,025) (Note 2)	$1,543,894,947[1]
Cash	1,459,999
Foreign currency at value (Cost $318,921)	312,606
Receivable for investments sold	34,777,634
Interest receivable	12,822,544
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,132,554
Receivable for Fund shares sold	894,700
Prepaid expenses and other assets	164,598
Total assets	1,595,459,582
Liabilities:
Investment advisory fee payable (Note 3)	1,193,327
Administrative services fee payable (Note 3)	126,174
Shareholder servicing/Distribution fee payable (Note 3)	115,030
Due to brokers for forward contracts	842,860
Payable for investments purchased	58,843,467
Payable for Fund shares redeemed	11,430,328
Unfunded loan commitments (Note 2)	2,384,550
Dividend payable	1,593,897
Payable upon return of securities loaned (Note 2)	1,561,855
Unrealized depreciation on forward foreign currency contracts (Note 2)	622,079
Trustees' fee payable	33,677
Accrued expenses	3,234,336
Total liabilities	81,981,580
Net assets:
Capital stock, $.001 par value (Note 6)	249,584
Paid-in capital (Note 6)	1,931,149,054
Total distributable earnings (loss)	(417,920,636)
Net assets	$1,513,478,002
I Shares
Net assets	$1,369,390,054
Shares outstanding	225,958,646
Net asset value, offering price and redemption price per share	$6.06
A Shares
Net assets	$100,339,932
Shares outstanding	16,467,925
Net asset value and redemption price per share	$6.09
Maximum offering price per share (net asset value/(1-4.75%))	$6.39
C Shares
Net assets	$43,748,016
Shares outstanding	7,157,710
Net asset value and offering price per share	$6.11

1  Includes $1,533,557 of securities on loan.

See accompanying notes to financial statements.

16

Credit Suisse Floating Rate High Income Fund

Statement of operations
For the six months ended April 30, 2026 (unaudited)

Investment income:
Interest	$70,990,009
Dividends	498,357
Securities lending (net of rebates)	24,876
Total investment income	71,513,242
Expenses:
Investment advisory fees (Note 3)	5,249,499
Administrative services fees (Note 3)	155,063
Shareholder servicing/Distribution fees (Note 3)
Class A	130,855
Class C	226,580
Transfer agent fees	987,090
Custodian fees	234,992
Commitment fees (Note 4)	189,428
Legal fees	110,282
Trustees' fees	79,831
Registration fees	59,637
Printing fees	55,603
Audit and tax fees	28,985
Insurance expense	27,333
Miscellaneous expense	18,423
Total expenses	7,553,601
Less: fees waived and expenses reimbursed (Note 3)	(1,085,617)
Net expenses	6,467,984
Net investment income	65,045,258
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized loss from investments	(24,678,524)
Net realized loss from foreign currency transactions	(70,806)
Net change in unrealized appreciation (depreciation) from investments	(9,461,533)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(39,438)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(1,261,685)
Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(35,511,986)
Net increase in net assets resulting from operations	$29,533,272

See accompanying notes to financial statements.

17

Credit Suisse Floating Rate High Income Fund

Statements of changes in net assets

	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
From operations:
Net investment income	$65,045,258	$143,972,593
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(24,749,330)	(25,445,692)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(10,762,656)	(19,090,182)
Net increase in net assets resulting from operations	29,533,272	99,436,719
From distributions:
From distributable earnings
Class I	(59,079,174)	(133,221,287)
Class A	(3,757,470)	(8,910,913)
Class C	(1,457,268)	(3,322,520)
Net decrease in net assets resulting from distributions	(64,293,912)	(145,454,720)
From capital share transactions (Note 6):
Proceeds from sale of shares	207,461,145	786,464,831
Reinvestment of distributions	53,599,741	120,262,067
Net asset value of shares redeemed	(686,702,738)	(858,300,668)
Net increase (decrease) in net assets from capital share transactions	(425,641,852)	48,426,230
Net increase (decrease) in net assets	(460,402,492)	2,408,229
Net assets:
Beginning of period	1,973,880,494	1,971,472,265
End of period	$1,513,478,002	$1,973,880,494

See accompanying notes to financial statements.

18

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$6.17	$6.31	$6.30	$6.17[1]	$6.62	$6.31
Investment operations:
Net investment income[2]	0.23	0.47	0.58	0.55	0.29	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.12)	(0.14)	0.01	0.14	(0.45)	0.31
Total from investment operations	0.11	0.33	0.59	0.69	(0.16)	0.55
Less dividends and distributions:
Dividends from net investment income	(0.22)	(0.47)	(0.57)	(0.56)	(0.29)	(0.24)
Return of capital	—	—	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.22)	(0.47)	(0.58)	(0.56)	(0.29)	(0.24)
Net asset value, end of period	$6.06	$6.17	$6.31	$6.30	$6.17[1]	$6.62
Total return[4]	1.90%	5.48%	9.70%	11.54%	(2.42)%	8.86%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$1,369,390	$1,810,284	$1,789,047	$1,816,028	$2,376,866	$2,770,167
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.49%[5]	7.51%	9.13%	8.79%	4.54%	3.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[5]	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[6]	16%	51%	50%	35%	47%	54%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

19

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$6.20	$6.34	$6.33	$6.21	$6.65	$6.34
Investment operations:
Net investment income[1]	0.22	0.46	0.57	0.54	0.28	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.11)	(0.14)	0.01	0.12	(0.44)	0.31
Total from investment operations	0.11	0.32	0.58	0.66	(0.16)	0.54
Dividends from net investment income	(0.22)	(0.46)	(0.56)	(0.54)	(0.28)	(0.23)
Return of capital	—	—	(0.01)	(0.00)[2]	—	—
Total dividends and distributions	(0.22)	(0.46)	(0.57)	(0.54)	(0.28)	(0.23)
Net asset value, end of period	$6.09	$6.20	$6.34	$6.33	$6.21	$6.65
Total return[3]	1.79%	5.21%	9.43%	11.07%	(2.48)%	8.57%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$100,340	$113,751	$134,432	$116,439	$116,540	$144,713
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	7.26%[4]	7.26%	8.87%	8.59%	4.25%	3.41%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[4]	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[5]	16%	51%	50%	35%	47%	54%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

20

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$6.22	$6.36	$6.35	$6.22[1]	$6.68	$6.36
Investment operations:
Net investment income[2]	0.20	0.41	0.52	0.50	0.23	0.18
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.11)	(0.13)	0.01	0.13	(0.46)	0.32
Total from investment operations	0.09	0.28	0.53	0.63	(0.23)	0.50
Dividends from net investment income	(0.20)	(0.42)	(0.51)	(0.50)	(0.23)	(0.18)
Return of capital	—	—	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.20)	(0.42)	(0.52)	(0.50)	(0.23)	(0.18)
Net asset value, end of period	$6.11	$6.22	$6.36	$6.35	$6.22[1]	$6.68
Total return[4]	1.42%	4.44%	8.61%	10.42%	(3.48)%	7.90%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$43,748	$49,845	$47,994	$45,535	$52,725	$60,182
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	6.52%[5]	6.50%	8.13%	7.82%	3.54%	2.66%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[5]	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[6]	16%	51%	50%	35%	47%	54%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

21

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS AM (Americas) is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I, Class A and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase and will convert to Class A shares upon the eight anniversary of purchase.Class I shares are sold without a sales charge.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is

22

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

23

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,241,550,345	$95,267,719	$1,336,818,064
Corporate Bonds	—	59,726,071	2,766,770	62,492,841
Asset Backed Securities	—	40,716,389	—	40,716,389
Common Stocks	1,668,001	16,998,830	1,222,668	19,889,499
Preferred Stock	—	191,080	—	191,080
Warrants	32,127	—	—	32,127
Short-term Investments	83,754,947	—	—	83,754,947
	$85,455,075	$1,359,182,715	$99,257,157	$1,543,894,947
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,132,554	$—	$1,132,554
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$622,079	$—	$622,079

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2026 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$98,732,072	$151,383	$19,847	$0	$98,903,302
Accrued discounts (premiums)	601,352	—	—	—	601,352
Purchases	16,908,284	2,739,667	1,043,810	—	20,691,761
Sales	(34,620,789)	—	—	—	(34,620,789)
Realized gain (loss)	(15,959,492)	—	—	(68,804)	(16,028,296)
Change in unrealized appreciation (depreciation)	14,184,047	(154,514)	159,011	—	14,188,544
Transfers into Level 3	44,507,894	30,234	—	—	44,538,128
Transfers out of Level 3	(29,085,649)	—	—	68,804	(29,016,845)
Balance as of April 30, 2026	$95,267,719	$2,766,770	$1,222,668	$—	$99,257,157
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2026	$711,017	$(154,346)	$159,010	$—	$715,681

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at April 30, 2026	Valuation technique	Unobservable input	Price range (Weighted average)*
Bank Loans	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	95,267,719	Vendor Pricing	Single Broker Quote	0.58 – 1.02	(0.95)
Corporate Bonds	14	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	2,766,756	Vendor Pricing	Single Broker Quote	0.01 – 0.63	(0.62)
Common Stocks	236,732	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (N/A)
	985,936	Vendor Pricing	Single Broker Quote	51.87	(51.87)

*  Weighted by relative fair value

24

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2026, $44,538,128 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $(29,016,845) was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2026.

Primary underlying risk	Derivative assets[1]	Derivative liabilities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange risk	$1,132,554	$622,079	$—	$(1,261,685)

1  Generally, the balance sheet location for asset derivatives is unrealized appreciation and for liability derivatives is unrealized depreciation.

For the six months ended April 30, 2026, the Fund held an average monthly value on a net basis of $102,875,971 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

25

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2026:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Deutsche Bank AG	$979,677	$(182,125)	$—	$—	$797,552
Morgan Stanley	311	(311)	—	—	—
JPMorgan Chase	137,646	(90,323)	—	—	47,323
Barclays Bank PLC	14,920	(14,920)	—	—	—
	$1,132,554	$(287,679)	$—	$—	$844,875

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2026:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Deutsche Bank AG	$182,125	$(182,125)	$—	$—	$—
Morgan Stanley	182,178	(311)	—	—	181,867
JPMorgan Chase	90,323	(90,323)	—	—	—
Barclays Bank PLC	167,453	(14,920)	—	—	152,533
	$622,079	$(287,679)	$—	$—	$334,400

a  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the

26

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2026, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2026 are disclosed in the Schedule of Investments. At April 30, 2026, the amount of restricted cash due to broker related to open forward foreign currency contracts was $842,860.

I) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and

27

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2026, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corporation, LLC	12/11/31	1.000%	$379,784
Pinnacle Buyer LLC	10/01/32	2.500%	634,639
Pye-Barker Fire & Safety, LLC	12/16/32	2.500%	692,096
Secretariat Advisors, LLC	02/28/32	4.000%	74,084
Splat Super Holdco, LLC	07/02/32	5.000%	20,445
Trio Bidco, Inc.	10/29/32	0.500%	583,502

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2026, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$1,533,557	$1,561,855

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2026.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$1,533,557	$(1,533,557)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

28

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2026, total earnings received in connection with securities lending arrangements was $76,840, of which $43,677 was rebated to borrowers (brokers). The Fund retained $24,876 in income, and SSB, as lending agent, was paid $8,287.

K) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (Americas) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2026, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM (Americas) were $5,249,499 and $1,085,617, respectively.

UBS AM (Americas) has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid

29

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2027.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at April 30, 2026 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028	Expires October 31, 2029
Class I	$7,326,474	$2,259,861	$2,077,819	$1,997,625	$991,169
Class A	471,488	123,793	142,989	138,802	65,904
Class C	188,569	50,834	51,514	57,677	28,544

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2026, the Fund paid Rule 12b-1 distribution fees of $130,855 for Class A shares and $226,580 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2026, UBS AM (US) and its affiliates advised the Fund that they retained $6,896 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2026 and for the six months ended April 30, 2026, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2026, the line was not drawn upon and no fees were incurred.

30

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Note 5. Purchases and sales of securities

For the six months ended April 30, 2026, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$273,636,993	$662,222,236	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	32,217,855	$196,242,546	118,860,502	$743,426,425
Shares issued in reinvestment of distributions	8,128,397	49,333,934	17,603,045	110,001,598
Shares redeemed	(107,893,612)	(654,459,088)	(126,589,458)	(790,069,676)
Net increase (decrease)	(67,547,360)	$(408,882,608)	9,874,089	$63,358,347

	Class A
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	1,480,212	$9,055,983	4,914,464	$31,000,767
Shares issued in reinvestment of distributions	518,132	3,159,305	1,210,260	7,602,848
Shares redeemed	(3,874,893)	(23,697,978)	(8,983,362)	(56,544,579)
Net decrease	(1,876,549)	$(11,482,690)	(2,858,638)	$(17,940,964)

	Class C
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	352,155	$2,162,615	1,900,719	$12,037,639
Shares issued in reinvestment of distributions	180,865	1,106,502	421,822	2,657,621
Shares redeemed	(1,388,832)	(8,545,672)	(1,854,956)	(11,686,413)
Net increase (decrease)	(855,812)	$(5,276,555)	467,585	$3,008,847

31

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

On April 30, 2026, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	8	65%
Class A	6	80%
Class C	5	78%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the financial statements as of April 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

32

Credit Suisse Floating Rate High Income Fund

Notice of privacy and information practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Floating Rate High Income Fund

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2026.

Credit Suisse Floating Rate High Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, https://us-fund.ubs.com/en/home

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916
877-870-2874 ◼ https://us-fund.ubs.com/en/home

FLHI-SAR-0426

Credit Suisse Strategic Income Fund

Semiannual Financial Statements | April 30, 2026 (unaudited)

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds (51.3%)
Aerospace & Defense (2.4%)
$2,386	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $103.38)[1]	(BB, Ba2)	03/15/29	6.750	$2,451,625
4,294	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.63)[1]	(BB-, B2)	08/01/32	7.250	4,452,336
3,525	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $103.38)[1]	(BB-, Ba3)	06/15/33	6.750	3,679,747
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $103.75)[1]	(BB-, Ba3)	02/01/29	7.500	508,308
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ $103.63)[1]	(BB-, Ba3)	07/01/31	7.250	1,053,416
5,364	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.19)[1]	(BB-, Ba2)	06/15/33	6.375	5,487,163
2,445	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $102.94)[1]	(BB-, Ba3)	11/01/33	5.875	2,412,464
7,177	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ $103.19)[1]	(B, B3)	05/31/33	6.375	7,235,363
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $103.31)[1]	(BB-, Ba3)	03/01/32	6.625	771,666
					28,052,088
Air Transportation (0.0%)
569	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $100.00)	(BB+, Ba2)	03/01/31	5.375	561,551
Auto Parts & Equipment (1.9%)
893	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.50)[1]	(BB, Ba3)	08/01/30	7.000	920,328
1,012	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.69)[1]	(BB, Ba3)	08/01/33	7.375	1,044,779
3,453	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $102.88)[1]	(BB-, Ba3)	10/15/29	5.750	3,486,580
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $104.00)[1]	(B+, B2)	05/15/32	8.000	897,456
8,029	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(CCC, Caa1)	02/01/28	8.000	7,990,816
4,255	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $103.88)[1]	(B+, B1)	05/31/32	7.750	4,443,352
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $103.38)[1]	(BB+, Baa3)	04/15/29	6.750	3,098,127
					21,881,438
Brokerage (0.8%)
6,844	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)[1]	(BB, Ba3)	07/15/32	6.875	7,079,721
2,138	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)[1]	(BB, Ba3)	03/01/31	7.875	2,252,520
					9,332,241
Building & Construction (0.4%)
2,723	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.81)[1]	(BB-, Ba2)	02/01/34	5.625	2,716,215
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $103.19)[1]	(BB, Ba3)	03/01/32	6.375	610,839
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $103.38)[1]	(B+, B2)	03/01/33	6.750	1,020,690
					4,347,744
Building Materials (1.8%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.19)[1]	(BB-, Ba2)	06/15/30	6.375	765,285
617	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.69)[1]	(BB-, Ba2)	03/01/34	5.375	609,798
1,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $100.73)[1]	(B+, Ba3)	04/15/29	4.375	1,764,624
1,457	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.44)[1]	(B+, Ba3)	08/15/32	6.875	1,511,167

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Building Materials—(concluded)
$1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $103.28)[1,2]	(CCC+, Caa1)	08/01/28	8.750	$871,000
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(CCC-, Caa3)	01/15/29	6.125	199,419
3,003	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ $104.75)[1,2]	(CCC+, Caa1)	08/15/29	9.500	1,925,406
1,495	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(BB, Ba1)	01/15/28	5.000	1,490,671
1,795	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $102.94)[1]	(BBB-, Ba1)	01/31/31	5.875	1,795,591
2,153	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $103.06)[1]	(BBB-, Ba1)	07/31/32	6.125	2,159,300
2,453	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.50)[1]	(BB, B1)	07/15/32	7.000	2,441,179
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $103.38)[1]	(BB-, B2)	04/01/32	6.750	4,119,570
1,353	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $103.69)[1]	(CCC+, Caa2)	11/15/30	7.375	1,369,043
					21,022,053
Cable & Satellite TV (0.5%)
532	CCO Holdings LLC/CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(BB-, B1)	05/01/27	5.125	531,671
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.44)[1]	(BB-, Ba3)	07/15/31	4.875	1,470,774
3,600	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 05/10/26 @ $100.00)[1]	(BB-, B1)	03/01/28	5.500	3,571,347
293	VZ Secured Financing BV, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $102.50)[1]	(B+, B1)	01/15/32	5.000	256,900
					5,830,692
Chemicals (0.9%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $103.56)[1]	(BB-, Ba3)	08/01/30	7.125	483,064
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $103.13)[1]	(BB-, Ba3)	11/01/31	6.250	608,783
3,044	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(BB+, B1)	09/01/28	3.875	2,968,777
955	Methanex Corp., Global Senior Unsecured Notes (Callable 04/15/27 @ $100.00)	(BB, Ba2)	10/15/27	5.125	955,113
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $100.00)[1]	(BB, Ba2)	03/15/32	6.250	1,617,498
1,568	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1,2]	(CCC+, Caa1)	03/15/29	4.625	1,313,398
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $103.69)[1]	(B-, B2)	03/01/31	7.375	378,144
1,600	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.50)[1]	(B-, B2)	08/01/33	7.000	1,590,240
					9,915,017
Diversified Capital Goods (1.2%)
3,459	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.13)[1]	(BB+, Ba2)	06/01/31	4.250	3,302,525
2,903	Dexko Global, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/28 @ $103.75)[1,2]	(CCC, Caa2)	04/15/32	7.500	2,609,063
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $100.00)[1]	(BB+, Ba3)	12/15/27	4.375	3,391,985
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $103.31)[1]	(BB+, Ba3)	01/15/32	6.625	1,030,049
3,866	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $103.88)[1]	(B+, NR)	07/15/30	7.750	4,011,543
					14,345,165
Electric—Generation (0.1%)
564	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/29 @ $102.94)[1]	(BB, NR)	05/15/34	5.875	561,348
565	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/31 @ $103.06)[1]	(BB, NR)	05/15/36	6.125	562,496
					1,123,844

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Electronics (1.1%)
$2,189	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $103.25)[1]	(B-, B2)	12/01/29	6.500	$2,157,917
7,303	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1]	(BB, Ba3)	05/15/29	4.750	7,181,491
1,232	Sensata Technologies BV, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.94)[1]	(BB+, Ba2)	09/01/30	5.875	1,242,173
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.31)[1]	(BB+, Ba2)	07/15/32	6.625	1,545,434
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $101.00)[1]	(BB-, Ba3)	06/15/29	4.000	952,691
					13,079,706
Energy—Exploration & Production (3.0%)
6,012	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.19)[1]	(BB, B1)	04/15/30	4.750	5,820,862
3,765	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.94)[1]	(BB, B1)	03/01/34	5.875	3,736,972
2,250	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $102.75)[1]	(BB, Ba2)	06/15/31	5.500	2,222,273
8,726	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)[1]	(BB, Ba2)	12/15/33	7.500	9,314,883
2,178	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.25)[1]	(BB-, B1)	04/15/32	6.500	2,224,551
3,054	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $103.94)[1]	(B+, B1)	10/15/33	7.875	3,165,394
7,995	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ $104.38)[1]	(BB, B1)	07/01/31	8.750	8,389,497
					34,874,432
Environmental (0.3%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $103.19)[1]	(BB+, Ba2)	02/01/31	6.375	142,565
560	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ $102.88)[1]	(BB+, Ba2)	10/15/33	5.750	565,577
1,682	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes (Callable 07/01/28 @ $106.00)[1,3]	(B-, B3)	07/01/32	12.000	1,795,344
1,177	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $103.50)[1]	(B-, Caa1)	02/01/33	7.000	1,200,958
					3,704,444
Food—Wholesale (1.3%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(BB+, Ba2)	04/15/27	5.250	941,902
1,790	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $103.00)[1]	(BB+, Ba2)	06/15/30	6.000	1,806,336
953	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes (Callable 07/15/28 @ $103.00)[1]	(BB-, B1)	08/01/32	6.000	942,855
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $103.06)[1]	(BB, B1)	09/15/32	6.125	1,420,762
3,200	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81)[1]	(BB, B1)	03/01/34	5.625	3,134,821
3,982	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $103.25)[1]	(B+, B2)	03/15/36	6.500	3,958,354
749	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ $103.13)[1]	(B+, B2)	10/15/34	6.250	740,055
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ $103.63)[1]	(BB+, Ba2)	01/15/32	7.250	712,251
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $102.88)[1]	(BB+, Ba2)	04/15/33	5.750	1,255,421
					14,912,757
Gaming (1.2%)
1,500	Brightstar Lottery PLC, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1]	(BB+, Ba1)	01/15/29	5.250	1,494,165
1,862	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $102.88)[1]	(BB+, Ba1)	01/15/33	5.750	1,826,909
542	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.25)[1]	(BB-, Ba3)	02/15/32	6.500	526,842
2,003	Flutter Treasury DAC, Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $102.94)[1]	(BBB-, Ba1)	06/04/31	5.875	1,997,071

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Gaming—(concluded)
$2,597	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)[1]	(BB-, B2)	10/01/33	6.250	$2,576,867
1,413	Penn Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.38)[1]	(B, B3)	04/01/31	6.750	1,401,260
315	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $104.63)[1]	(B, B1)	07/01/32	9.250	335,172
3,886	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ $100.00)[1]	(BB-, B1)	05/15/27	5.250	3,898,101
					14,056,387
Gas Distribution (0.9%)
558	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ $102.88)[1]	(BB+, Ba2)	10/15/33	5.750	557,217
1,280	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 05/30/26 @ $104.44)	(B+, B2)	04/15/30	8.875	1,341,472
456	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.75)[1]	(BBB-, Ba1)	10/15/30	5.500	456,442
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $100.00)[1]	(BB, Ba2)	05/15/30	4.800	1,220,528
1,610	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(B+, B1)	01/15/28	5.500	1,606,984
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $103.00)[1]	(B+, B1)	12/31/30	6.000	1,878,810
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $103.69)[1]	(B+, B1)	02/15/29	7.375	3,009,343
					10,070,796
Health Facilities (0.2%)
1,358	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.63)[1]	(CCC+, Caa1)	04/15/32	7.250	1,356,034
643	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $102.75)[1]	(BB, Ba3)	11/15/32	5.500	641,600
					1,997,634
Health Services (1.4%)
4,985	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $103.25)[1]	(BB-, B1)	01/15/31	6.500	4,969,628
5,667	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(BB-, B1)	04/15/29	4.000	5,419,476
4,330	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $101.63)[1]	(CCC, Caa2)	02/15/30	6.500	4,131,126
1,963	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.34)[1]	(BB, Ba2)	02/15/30	5.375	1,953,874
					16,474,104
Hotels (0.5%)
1,199	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $102.88)[1]	(BB+, Ba2)	09/15/33	5.750	1,207,323
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.94)[1]	(BB+, Ba2)	04/01/29	5.875	162,284
597	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.25)[1]	(BB, Ba3)	06/15/33	6.500	615,154
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $103.25)[1]	(BB, Ba3)	04/01/32	6.500	470,186
2,974	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $102.88)[1]	(BB, Ba3)	03/15/34	5.750	2,962,285
563	Wyndham Hotels & Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81)[1]	(BB-, Ba2)	03/01/33	5.625	557,454
					5,974,686

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Insurance Brokerage (1.6%)
$6,789	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.69)[1]	(B, B2)	04/15/28	6.750	$6,874,793
1,051	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(CCC+, Caa2)	10/15/27	6.750	1,051,990
3,255	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.88)[1]	(B-, B3)	02/15/31	7.750	3,321,334
2,250	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $104.44)[1]	(CCC, Caa2)	02/15/32	8.875	2,240,964
1,502	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $104.25)[1]	(B-, B2)	03/15/30	8.500	1,549,080
1,963	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $103.44)[1]	(CCC, Caa2)	10/01/33	6.875	1,840,657
1,551	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56)[1]	(B, B2)	06/01/31	7.125	1,560,571
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.09)[1]	(BB-, Ba3)	02/01/30	4.375	628,679
					19,068,068
Investments & Misc. Financial Services (2.5%)
9,407	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.13)[1]	(CCC+, B3)	11/15/29	8.500	9,365,242
600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $103.25)	(BB+, Ba1)	05/15/32	6.500	611,642
1,845	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ $102.81)[1]	(BB+, Ba1)	08/15/30	5.625	1,847,860
940	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $100.00)[1]	(B-, Caa1)	04/15/29	5.250	890,198
3,843	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)[1]	(B, B2)	09/15/31	6.750	3,918,054
3,843	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.00)[1,2]	(B, B2)	06/15/29	4.000	3,221,449
4,438	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75)[1]	(B+, B1)	06/15/31	7.500	4,663,215
4,526	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.31)[1]	(BB, Ba2)	04/01/33	6.625	4,503,545
					29,021,205
Machinery (1.9%)
2,000	Columbus McKinnon Corp., Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.56)[1]	(B, Ba3)	02/01/33	7.125	2,012,500
3,306	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.06)[1]	(BB-, Ba3)	06/01/33	6.125	3,378,702
6,824	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(B, B3)	07/31/27	5.750	6,846,650
5,286	Griffon Corp., Global Company Guaranteed Notes (Callable 05/30/26 @ $100.00)	(B+, B1)	03/01/28	5.750	5,276,686
3,098	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.56)[1]	(B, B2)	02/01/33	7.125	3,037,077
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ $100.00)	(BB+, Baa3)	04/15/33	6.400	339,370
735	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $103.94)[1]	(B, B3)	12/01/30	7.875	773,508
					21,664,493
Media—Diversified (0.0%)
50	Tech 7 SAS Super Senior [4,5,6,7,17]	(NR, NR)	12/31/27	0.000	0
84	Tech 7 SAS Super Senior [4,5,6,7,17]	(NR, NR)	12/31/27	0.000	0
25	Tech 7 SAS Technicolor Creative Studios Super Senior [4,5,6,7,17]	(NR, NR)	12/31/27	0.000	0
25	Technicolor Creative Studios SA [4,5,6,7,17]	(NR, NR)	12/31/27	0.000	0
					0
Media Content (0.2%)
350	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.06)[1]	(BB+, Ba3)	07/01/30	4.125	325,817
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $101.94)[1,2]	(BB+, Ba3)	09/01/31	3.875	1,992,603
					2,318,420

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Medical Products (0.2%)
$2,209	Medline Borrower LP, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.31)[1]	(BB-, Ba2)	10/01/29	5.250	$2,199,453
Metals & Mining—Excluding Steel (2.4%)
4,382	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $103.38)[1]	(BB-, B1)	03/31/33	6.750	4,462,042
936	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(BB-, Ba3)	06/15/28	5.625	935,509
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.19)[1]	(BB-, Ba3)	08/15/32	6.375	2,050,822
7,269	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.63)[1]	(B+, B1)	02/15/30	6.500	7,237,453
1,393	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $104.31)[1]	(B, NR)	06/01/31	8.625	1,454,207
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $103.63)[1]	(B, NR)	02/15/34	7.250	514,231
2,934	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/31 @ $103.19)[1]	(B, NR)	02/15/36	6.375	2,886,058
3,095	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.25)[1]	(BB-, B2)	06/01/31	4.500	2,969,228
2,067	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.94)[1]	(BB-, B2)	03/01/34	5.875	2,072,806
3,119	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/28 @ $103.19)[1]	(BB, B1)	08/15/33	6.375	3,134,176
523	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.58)[1]	(BB, B1)	01/30/30	4.750	501,362
					28,217,894
Oil Field Equipment & Services (0.1%)
1,116	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)[1]	(B+, B1)	10/01/33	6.250	1,126,776
Oil Refining & Marketing (1.1%)
1,807	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $104.13)[1]	(B+, B1)	01/15/32	8.250	1,897,827
40	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $102.81)[1]	(BB+, Ba1)	03/15/31	5.625	40,164
345	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $102.69)[1]	(BB+, Ba1)	07/15/31	5.375	343,576
4,087	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $102.94)[1]	(BB+, Ba1)	03/15/34	5.875	4,073,801
427	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $102.81)[1]	(BB+, Ba1)	07/15/34	5.625	421,431
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $103.63)[1]	(BB+, Ba1)	05/01/32	7.250	733,401
3,051	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $103.13)[1]	(BB+, Ba1)	07/01/33	6.250	3,119,732
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 05/10/26 @ $101.13)	(BB+, Ba1)	04/30/30	4.500	1,328,414
180	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $103.50)[1]	(BB+, Ba1)	09/15/28	7.000	184,365
925	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $104.25)[1]	(CCC+, Caa1)	06/15/30	8.500	957,204
					13,099,915
Packaging (2.9%)
1,219	Canpack Group, Inc. / CANPACK S.A. Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $103.00)[1]	(BB, NR)	05/15/31	6.000	1,219,504
4,029	Cascades, Inc./Cascades USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(BB-, Ba3)	01/15/28	5.375	3,961,384
2,436	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.38)[1]	(BB-, Ba3)	07/15/30	6.750	2,461,749
2,698	Crown Americas LLC, Global Company Guaranteed Notes (Callable 06/01/28 @ $102.94)	(BB+, Ba2)	06/01/33	5.875	2,719,293
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $104.63)[1]	(CCC+, Caa2)	04/15/30	9.250	3,412,405
3,407	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)[1]	(B, B2)	04/15/30	7.875	3,441,956

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Packaging—(concluded)
$348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $103.63)[1,2]	(B+, B3)	05/15/31	7.250	$332,157
5,744	Sword Purchaser LLC Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $104.13)[1]	(B+, B1)	04/15/33	8.250	5,876,998
2,928	Sword Purchaser LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ $105.25)[1]	(B, B3)	04/15/34	10.500	2,978,518
1,258	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $104.75)[1]	(B-, B3)	05/15/30	9.500	1,102,589
6,353	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $106.38)[1]	(CCC+, Caa3)	12/31/28	12.750	6,378,888
					33,885,441
Personal & Household Products (1.3%)
6,367	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $102.81)[1]	(BB, Ba3)	12/01/33	5.625	6,413,034
5,901	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.00)[1,2]	(B, B2)	09/15/33	6.000	5,650,203
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ $101.94)[1]	(BB, Ba3)	10/15/31	3.875	2,609,431
					14,672,668
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.88)[1]	(BB, Ba3)	04/01/31	3.750	323,469
Private Placement (0.0%)
832	Western Dental Holdings LLC[17]	(NR, NR)	04/28/34	1.000	520,896
Rail (0.6%)
5,061	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.13)[1]	(BB, Ba3)	04/15/32	6.250	5,185,693
2,124	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $103.56)[1]	(B-, B3)	08/01/32	7.125	2,207,503
					7,393,196
Real Estate Investment Trusts (0.5%)
2,614	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $100.00)[1]	(BB-, Ba3)	01/15/31	5.750	2,613,476
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ $100.00)[1]	(BB-, Ba3)	01/15/27	4.375	1,147,766
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ $100.00)[1]	(BB-, Ba3)	10/15/30	6.500	1,884,303
					5,645,545
Recreation & Travel (2.5%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(B, B1)	05/15/29	4.750	3,660,006
5,185	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1,2]	(CCC-, Caa3)	11/15/27	6.625	4,981,064
4,491	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.63)[1,2]	(B, Caa1)	05/15/31	7.250	4,431,886
724	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Global Company Guaranteed Notes (Callable 05/15/26 @ $101.75)	(B, Caa1)	07/15/29	5.250	696,094
3,461	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $104.31)[1]	(B, Caa1)	01/15/32	8.625	3,519,472
7,971	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(BB+, B1)	11/01/27	4.875	7,952,942
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.25)[1]	(BB-, Ba3)	05/15/32	6.500	4,542,370
					29,783,834

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Restaurants (0.3%)
$1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.06)[1]	(BB+, Ba2)	06/15/29	6.125	$1,019,629
2,596	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.97)[1]	(B+, B2)	09/15/29	3.875	2,497,861
					3,517,490
Software—Services (3.3%)
2,246	AmeriTex Holdco Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.81)[1]	(B, B2)	08/15/33	7.625	2,336,399
592	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/10/26 @ $103.25)[1]	(B, B1)	03/31/29	6.500	576,386
4,793	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.31)[1]	(B, B1)	08/15/33	6.625	4,281,653
1,286	CompoSecure Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $102.81)[1]	(B+, B1)	02/01/33	5.625	1,261,206
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $101.03)[1]	(BB, Ba3)	07/15/29	4.125	1,566,109
3,605	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.31)[1]	(BB+, Ba3)	05/15/32	6.625	3,576,369
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1]	(BB, Ba3)	02/15/28	3.875	940,576
2,315	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.97)[1]	(BB, Ba3)	12/01/29	3.875	2,088,642
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.38)[1]	(BB, Ba3)	02/15/30	4.125	1,351,283
2,884	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $102.06)[1]	(BB, Ba3)	12/01/31	4.125	2,464,342
1,659	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)[1]	(B, B2)	02/01/31	6.875	1,614,798
10,573	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/26 @ $100.00)[1]	(B-, Caa1)	12/15/28	7.125	8,720,615
4,502	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.25)[1]	(B, B1)	03/15/33	6.500	4,486,023
3,593	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(B+, B1)	02/01/29	3.875	2,901,249
					38,165,650
Specialty Retail (1.3%)
1,679	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $103.00)[1,3]	(B+, Caa1)	07/15/33	10.000	1,847,731
1,884	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK [1,3,5,7,8,17]	(NR, WR)	12/31/26	0.000	14,128
52	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK [1,3,5,7,17]	(NR, WR)	12/31/26	0.000	388
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC [5,6,7,17]	(NR, NR)	12/31/26	0.000	6
3,214	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.67)[1]	(BB+, Ba2)	08/15/28	4.000	3,130,165
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ $103.19)[1]	(BB+, Ba2)	01/15/30	6.375	2,032,794
3,414	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ $104.13)[1]	(BB-, B2)	08/01/31	8.250	3,578,159
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $102.19)[1]	(BB+, Ba2)	01/15/31	4.375	901,335
3,296	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $102.44)[1]	(BB-, B1)	11/15/31	4.875	3,170,425
					14,675,131
Steel Producers/Products (0.3%)
1,827	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.81)[1]	(BB+, Ba2)	03/01/34	5.625	1,830,219
1,797	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $102.88)[1]	(BB+, Ba2)	11/15/33	5.750	1,800,745
					3,630,964

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Support—Services (4.2%)
$4,168	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.00)[1]	(BB, Ba2)	08/01/33	6.000	$4,204,355
2,094	Albion Financing 1 Sarl / Aggreko Holdings, Inc. Rule 144A, Senior Secured Notes (Callable 05/21/27 @ $103.50)[1]	(BB-, B1)	05/21/30	7.000	2,164,069
739	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.94)[1]	(B, B3)	02/15/31	7.875	775,780
5,302	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.44)[1]	(B, B3)	06/15/30	6.875	5,457,979
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.91)[1,4]	(B, B3)	06/01/28	3.625	1,091,237
6,925	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1]	(BBB-, Ba2)	01/15/28	4.000	6,843,399
8,531	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1]	(B-, B2)	05/01/28	4.500	8,302,565
4,233	Everforth, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(BB, Ba3)	05/15/28	4.625	3,958,703
1,179	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.63)[1]	(BB-, Ba3)	06/15/33	7.250	1,235,388
2,107	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $103.00)[1]	(BB-, Ba3)	03/15/34	6.000	2,090,072
3,590	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $103.38)[1]	(BB, Ba3)	04/30/32	6.750	3,657,399
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $101.21)[1]	(BB, Ba3)	06/15/28	7.250	501,769
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $103.19)[1]	(BB, Ba3)	03/15/29	6.375	510,414
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.19)[1]	(BB, Ba3)	03/15/33	6.375	455,593
2,875	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.31)[1]	(BB-, B2)	04/15/30	6.625	2,963,130
3,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.31)[1]	(BB-, B2)	06/15/29	6.625	3,302,564
2,167	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/10/26 @ $101.25)[1]	(B, B3)	01/15/30	5.000	1,419,734
					48,934,150
Tech Hardware & Equipment (0.9%)
8,632	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/26 @ $100.00)[1,2]	(CCC+, Caa1)	05/01/28	6.625	8,564,084
2,064	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $103.25)[1]	(BB, Ba2)	06/01/32	6.500	2,101,373
					10,665,457
Telecom—Wireless (0.3%)
476	Dycom Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/10/26 @ $100.00)[1]	(BB-, B1)	04/15/29	4.500	465,888
3,360	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $101.22)[1,4]	(B-, Caa1)	10/21/28	4.875	3,448,757
					3,914,645
Telecom—Wireline Integrated & Services (1.3%)
4,171	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1,2]	(CCC, Caa2)	01/15/28	5.000	3,104,998
526	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)[1]	(CCC+, Caa1)	10/15/31	6.500	517,853
762	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)[1]	(CCC+, Caa1)	04/15/32	6.500	750,340
1,349	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $100.00)[1]	(CCC+, Caa1)	07/15/32	6.875	1,328,190
3,596	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $104.25)[1]	(B-, B3)	01/15/36	8.500	3,855,642
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $102.25)[1]	(B+, Ba3)	08/15/30	4.500	2,214,892
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $102.13)[1]	(B+, Ba3)	01/31/31	4.250	2,154,202
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.38)[1]	(B+, Ba3)	07/15/31	4.750	1,004,247
					14,930,364

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Theaters & Entertainment (0.8%)
$1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/26 @ $100.00)[1]	(BB, Ba1)	05/15/27	6.500	$1,501,627
2,660	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63)[1]	(BB, Ba3)	07/01/33	7.250	2,738,762
5,277	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38)[1]	(B, B3)	07/01/34	8.750	5,480,991
					9,721,380
Transport Infrastructure/Services (0.9%)
5,252	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $104.38)[1]	(B-, Caa1)	04/30/34	8.750	5,275,681
3,157	Gee Automotive Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/28 @ $103.63)[1]	(B+, B3)	03/01/31	7.250	3,208,933
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $103.56)[1]	(B+, Ba3)	06/01/31	7.125	258,971
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $103.56)[1]	(B+, Ba3)	02/01/32	7.125	1,043,395
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 05/10/26 @ $103.13)[1]	(BBB-, Ba1)	06/01/28	6.250	841,985
					10,628,965
	Total corporate bonds (Cost $602,705,829)				599,282,248
Bank loans (40.5%)
Advertising (0.5%)
2,122	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[9]	(B, B1)	05/03/28	7.902	1,960,696
5,457	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[9]	(B, B1)	12/31/31	7.902	4,327,900
					6,288,596
Aerospace & Defense (2.5%)
114	Air Comm Corp. LLC[10]	(B, B2)	12/11/31	0.000	114,110
2,323	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%[9]	(B, B2)	12/11/31	6.423 - 6.450	2,334,917
6,592	Amentum Holdings, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB, Ba2)	07/29/31	5.402	6,606,374
469	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[9]	(CCC, Caa2)	05/25/29	10.250	94,270
3,224	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.250%[9]	(CCC, Caa2)	05/25/29	7.950	647,996
2,649	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.250%[9]	(B, B2)	10/31/30	5.950	2,659,212
3,157	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[9]	(B+, B2)	07/01/31	6.152 - 6.173	3,177,321
1,267	HDI Aerospace Intermediate Holding III Corp., 3 mo. USD Term SOFR + 3.750%[9]	(B, B2)	02/11/32	7.424	1,274,060
2,175	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B, B2)	09/23/31	6.152	2,179,095
579	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[9]	(NR, NR)	02/01/29	11.523	355,951
6,126	Peraton Corp., 3 mo. USD Term SOFR + 3.750%[9]	(CCC+, Caa1)	02/01/28	7.513	5,252,054
44	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%[9]	(BB-, Ba3)	03/22/30	5.902	44,025
3,740	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%[9]	(BB-, Ba3)	08/19/32	6.152	3,750,788
409	TransDigm, Inc.[9,11]	(BB-, Ba3)	02/13/33	0.000	410,575
					28,900,748
Air Transportation (0.1%)
1,237	American Airlines, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB, Ba2)	01/29/27	5.509	1,234,857
Auto Parts & Equipment (1.1%)
1,028	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[9]	(B, B2)	04/06/28	7.767	1,018,565
1,465	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.000%[9]	(BB-, Ba3)	10/16/31	5.660	1,474,028
5,033	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[9]	(BB-, B2)	05/06/30	6.152	5,061,775
3,086	CWGS Group LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B+, B3)	06/03/28	6.267	2,946,318
202	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[8,9,17]	(NR, NR)	11/30/26	9.767	186,288
214	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	04/23/31	6.173	214,665

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Auto Parts & Equipment—(concluded)
$1,883	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 4.500%[9]	(B, B3)	02/26/33	8.167	$1,820,617
					12,722,256
Banking (0.2%)
2,626	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.000%[9,17]	(BB+, Ba1)	04/19/30	5.700	2,639,349
Beverages (0.3%)
1,201	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BBB-, Ba1)	06/22/30	5.402	1,208,439
1,075	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%[9]	(B, B2)	12/23/30	6.652	1,082,597
1,143	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[9]	(B+, B1)	03/15/32	5.902	1,145,726
					3,436,762
Brokerage (0.2%)
2,201	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%[9]	(BB-, Ba3)	06/26/31	7.152	2,186,975
479	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%[9,17]	(BB-, B2)	07/21/28	6.267	479,089
					2,666,064
Building & Construction (0.6%)
1,288	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%[9,17]	(BB-, Ba3)	03/17/32	5.652	1,296,398
2,459	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[9]	(BB, Ba3)	02/10/32	5.902	2,463,348
3,520	Tecta America Corp., 1 mo. USD Term SOFR + 2.750%[9]	(B, B2)	02/18/32	6.402	3,522,198
					7,281,944
Building Materials (0.8%)
2,183	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[9]	(CCC+, Caa1)	10/10/30	8.450	1,516,119
957	Arcosa, Inc., 1 mo. USD Term SOFR + 2.000%[9]	(BBB-, Ba1)	10/01/31	5.652	961,319
1,177	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 3.250%[9]	(CCC+, Caa1)	04/12/28	7.024	732,144
172	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%[9]	(CCC+, Caa1)	08/01/28	9.299	106,870
6,371	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B, B3)	10/19/29	6.918	6,351,576
					9,668,028
Cable & Satellite TV (0.2%)
2,506	Ziggo Financing Partnership, 6 mo. USD Term SOFR + 3.220%[9]	(B+, B1)	01/15/33	6.912	2,489,367
Chemicals (2.9%)
1,479	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%[9]	(B+, B1)	09/09/31	6.413	1,487,467
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[8,9]	(CC, Ca)	12/29/28	11.711	74,511
1,584	Formulations Parent Corp., 3 mo. USD Term SOFR + 4.000%[9,17]	(B, B2)	04/09/32	7.669	1,587,644
1,914	Fortis 333, Inc., 1 mo. USD Term SOFR + 3.500%[9]	(B, B2)	03/29/32	7.152	1,891,877
430	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%[9]	(CCC+, Caa2)	03/15/30	11.190	400,971
3,275	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[9]	(B-, B3)	03/15/29	7.652	3,183,326
2,984	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B+, B2)	12/31/29	6.152	2,978,490
756	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[9]	(B, B3)	10/07/31	7.902	667,813
329	Ineos U.S. Finance LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B+, B2)	11/08/28	6.252	324,877
1,341	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B+, B2)	02/18/30	6.902	1,252,424
3,455	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[9]	(B+, B2)	02/07/31	6.652	3,210,362
503	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%[9]	(B-, B2)	07/03/28	7.725	468,297
304	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[9,17]	(BB+, Ba1)	11/26/31	5.652	305,114
1,450	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%[8,9]	(CCC+, Caa1)	09/30/29	10.752	1,316,783
551	Olympus Water U.S. Holding Corp., 3 mo. USD Term SOFR + 3.250%[9]	(B-, B3)	11/03/32	6.950	546,146
3,432	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%[9]	(NR, NR)	04/30/30	9.903	3,404,849
5,463	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[9]	(NR, NR)	04/30/30	8.053	3,209,514
1,852	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%[9,17]	(NR, NR)	04/30/30	9.153	1,074,392
664	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK[3,9]	(B-, Caa1)	12/23/30	9.630	797,075
1,088	Potters Industries LLC, 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	12/23/32	6.173	1,093,624

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals—(concluded)
$2,412	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%[9]	(B, B3)	12/23/30	7.152	$2,409,319
127	SK Neptune Husky Finance SARL[5,7,8]	(NR, WR)	04/30/26	0.000	16,342
1,306	SK Neptune Husky Group SARL[5,7,8]	(NR, WR)	01/03/29	0.000	34,681
2,898	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%[9]	(B, B1)	04/04/29	5.950	2,565,789
					34,301,687
Diversified Capital Goods (0.1%)
306	DexKo Global, Inc., 3 mo. USD Term SOFR + 4.500%[9]	(B-, B2)	10/06/31	8.147 - 8.163	291,328
848	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 2.750%[9]	(BB, Ba3)	03/18/30	6.402	853,089
					1,144,417
Electronics (1.0%)
1,161	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%[9]	(CCC+, Caa1)	02/01/30	9.108	1,099,823
3,065	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.100%[9]	(B, B1)	02/01/29	6.608	3,065,002
936	Coherent Corp., 1 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	07/02/29	5.402	939,493
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[9,17]	(CCC, Caa2)	03/02/29	10.925	482,500
6,493	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[9,17]	(B, B2)	04/16/32	7.674	5,535,490
					11,122,308
Energy—Exploration & Production (0.5%)
1,126	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[9]	(BB, Ba3)	01/30/32	5.661	1,129,249
3,737	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	07/30/32	5.380	3,741,731
451	EMG Utica LLC, 3 mo. USD Term SOFR + 3.500%[9,17]	(B+, B3)	04/01/30	7.200	455,934
976	PES Holdings LLC, 3.000% PIK[3,5,8]	(NR, WR)	12/31/26	3.000	9,761
					5,336,675
Environmental (0.7%)
4,038	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	03/03/32	6.166	4,051,672
1,880	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%[9]	(B-, Caa1)	08/31/28	8.017	1,863,909
1,731	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%[9]	(BB, Ba3)	11/30/28	5.902	1,735,442
472	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[9]	(B+, B2)	02/22/31	5.923	462,769
					8,113,792
Food—Wholesale (0.7%)
3,040	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	07/31/28	6.161 - 6.161	3,050,734
3,048	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%[9]	(BB-, B1)	09/30/32	5.877	3,031,755
1,946	Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR + 2.500%[9]	(BB-, B1)	10/28/32	6.276	1,900,034
260	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[9]	(CCC-, Ca)	12/31/29	7.711	38,544
					8,021,067
Gaming (0.5%)
4,480	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[9]	(BB-, Ba3)	02/06/30	5.902	4,359,010
1,685	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%[9]	(B, B1)	07/01/32	7.950	1,687,535
					6,046,545
Gas Distribution (0.5%)
2,264	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.250%[9]	(B+, B2)	10/31/31	5.950	2,262,701
1,861	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%[9]	(BB-, B2)	02/16/28	6.163	1,866,026
1,916	Traverse Midstream Partners LLC[9,11]	(BB-, B2)	04/21/33	0.000	1,921,621
					6,050,348

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Health Facilities (0.4%)
$2,847	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%[9]	(B+, B1)	08/20/32	7.652	$2,768,858
423	Western Dental Holdings LLC[9,11,17]	(NR, NR)	01/28/32	0.000	395,926
70	Western Dental Holdings LLC[9,11,17]	(NR, NR)	01/28/32	0.000	69,869
904	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[9,17]	(B, B3)	02/08/28	8.920	892,947
					4,127,600
Health Services (1.5%)
6,185	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[9]	(B-, B3)	12/23/27	7.142	5,941,723
244	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[9,17]	(B-, B3)	12/23/27	9.402	230,936
6,815	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%[9]	(B-, B2)	02/15/29	6.402	6,798,819
2,038	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[9]	(BB, Ba2)	07/26/31	5.652	2,049,963
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[9]	(CCC, Ca)	12/15/28	7.769	134,507
517	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%[9]	(B, B3)	11/03/31	6.413	517,647
1,196	Therapy Brands Holdings LLC, 3 mo. USD Term SOFR + 4.000%[8,9]	(CCC-, B3)	05/18/28	7.934	1,106,888
1,438	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%[9]	(B, B3)	07/18/31	7.376	1,088,772
					17,869,255
Hotels (0.4%)
1,507	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[9]	(B+, B1)	08/17/28	6.152	1,511,567
2,667	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[9]	(B+, B1)	05/31/30	6.152	2,678,080
					4,189,647
Insurance Brokerage (1.6%)
1,337	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%[9]	(B, B2)	05/30/32	6.402	1,324,006
4,920	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[9]	(B-, B3)	02/15/31	6.438 - 6.450	4,863,322
785	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%[9,17]	(B+, B2)	01/08/32	6.668	785,941
2,764	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%[9]	(B+, B1)	06/20/30	5.922	2,774,179
4,186	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[9]	(B, B2)	07/02/31	6.652	4,135,391
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[9]	(CCC+, Caa2)	07/02/31	8.902	976,250
2,365	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%[9]	(B-, B3)	10/16/31	7.152	2,377,166
1,625	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B-, B2)	06/17/32	6.902	1,555,538
					18,791,793
Investments & Misc. Financial Services (1.4%)
465	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%[9]	(BB-, Ba3)	11/01/30	6.750	467,254
193	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[9,17]	(CCC-, Caa2)	04/30/30	10.300	195,832
88	Altisource Solutions SARL[6,8,17]	(NR, NR)	04/30/30	0.000	0
89	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[8,9,17]	(B, B3)	02/19/29	10.300	89,652
1,450	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[9]	(B-, B3)	12/29/31	7.166	1,401,034
4,209	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B, B2)	09/15/31	6.152	4,182,335
2,969	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.250% PIK[3,9]	(CCC+, Caa2)	07/31/30	8.913	2,582,913
1,681	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%[9]	(B-, B2)	02/03/32	6.413	1,681,724
1,281	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[9]	(B-, B3)	03/22/31	6.652	1,284,861
39	Secretariat Advisors LLC[10]	(B-, B3)	02/28/32	4.000	38,216
319	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[9]	(B-, B3)	02/28/32	7.700	314,021
3,348	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%[9]	(B+, B2)	07/31/31	6.152	3,328,426
1,114	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B+, B1)	06/21/31	6.152	1,119,306
					16,685,574
Machinery (0.7%)
671	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[9,17]	(CCC, B2)	12/20/26	9.517	617,496
592	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%[9]	(BB-, Ba2)	03/15/30	6.182	594,120

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Machinery—(concluded)
$1,391	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[9]	(B-, B3)	09/28/28	8.165	$1,394,475
677	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	07/03/31	5.415	683,404
1,392	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%[9,17]	(B-, B3)	08/30/30	9.152	1,395,935
745	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.750%[9]	(BB, Ba2)	11/08/32	6.378	748,181
517	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B, B2)	09/26/31	6.154	518,425
1,713	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%[9]	(B, B2)	10/15/32	6.402	1,721,750
827	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B, B2)	08/23/32	6.154	831,284
					8,505,070
Media—Diversified (0.2%)
5,283	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%[9]	(CCC+, Caa1)	12/29/28	7.413	2,364,297
526	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%[9]	(B-, B2)	12/15/28	7.252	500,054
396	Technicolor Creative Studios, 0.500% PIK[3,4,5,6,7,17]	(NR, NR)	08/06/33	0.500	0
					2,864,351
Medical Products (0.2%)
2,470	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[9]	(CCC+, B2)	10/14/29	8.700	2,337,957
419	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[9]	(CCC+, B2)	10/13/29	8.700	396,389
					2,734,346
Oil Field Equipment & Services (0.2%)
2,216	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%[9]	(BB, B1)	09/18/31	6.200	2,224,523
Packaging (1.4%)
919	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.250%[9]	(B-, B2)	06/07/31	6.932 - 6.950	906,830
1,603	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[9]	(B+, B2)	04/01/32	6.902	1,491,790
810	Mauser Packaging Solutions Holding Co., 3 mo. USD Term SOFR + 3.500%[9]	(B, B2)	04/15/30	7.164	797,737
1,152	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%[9]	(B+, Ba3)	09/24/32	6.152	1,150,432
8,160	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%[9]	(B-, B3)	03/07/33	7.652 - 7.663	7,990,935
1,601	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B-, B3)	04/14/31	6.902	1,526,192
2,160	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[9]	(B-, B3)	03/03/31	6.902	2,072,476
					15,936,392
Personal & Household Products (0.5%)
5,028	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[9]	(B+, B1)	12/21/28	5.902	5,044,584
1,160	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[9]	(NR, NR)	06/29/28	11.314	1,091,958
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[9,17]	(NR, NR)	06/29/28	11.287	13,064
					6,149,606
Pharmaceuticals (0.4%)
1,705	Alkermes, Inc., 3 mo. USD Term SOFR + 2.750%[9]	(BB, Ba2)	08/12/31	6.450	1,719,792
1,152	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 3.750%[9]	(B, B1)	01/15/31	7.402	1,159,687
432	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 2.750%[9]	(B-, B2)	01/27/32	6.387	433,576
1,233	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	10/31/32	5.415	1,238,411
					4,551,466
Real Estate Investment Trusts (0.2%)
1,976	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB, Ba2)	11/18/27	5.402	1,977,049
Recreation & Travel (1.3%)
1,743	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[9]	(B+, B2)	11/24/28	6.402	1,751,882
341	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%[9]	(B+, B2)	03/24/28	7.402	342,079

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Recreation & Travel—(concluded)
$5,208	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%[9]	(B+, B2)	03/24/32	6.402	$5,235,990
3,342	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[9]	(B-, B3)	11/12/29	7.200	2,970,000
1,330	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[9,17]	(B, B2)	06/25/31	6.652	1,333,099
3,014	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[9]	(BB+, Ba2)	12/04/31	5.652	2,987,904
					14,620,954
Restaurants (1.2%)
2,563	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B, B2)	01/27/29	6.902	2,545,772
8,550	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%[9]	(B, B2)	01/28/32	7.402	8,515,075
2,930	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[9]	(B+, B2)	12/16/30	6.154	2,941,255
					14,002,102
Software—Services (9.8%)
722	AAL Delaware Holdco, Inc., 1 mo. USD Term SOFR + 2.750%[9]	(B, B2)	07/30/31	6.402	726,647
1,622	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[9]	(B, B2)	12/22/31	7.200	1,623,686
2,019	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%[9]	(B, B3)	08/02/29	9.345	1,655,452
2,067	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%[9]	(B-, B2)	03/26/32	6.450	2,032,178
2,023	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 2.750%[9]	(B, B3)	11/25/31	6.402	2,005,294
1,736	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.875%[9]	(B+, B1)	03/07/31	9.536	1,629,542
1,895	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[9]	(BB-, B1)	01/31/31	6.402	1,784,652
2,684	Cloud Software Group, Inc.[9,11]	(B, B1)	03/21/31	0.000	2,490,255
307	CompoSecure Holdings LLC, 1 mo. USD Term SOFR + 2.250%[9]	(B+, B1)	01/14/33	5.918	307,903
3,728	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[9]	(NR, B2)	09/29/28	7.461	3,480,212
3,938	Corel Corp., 3 mo. USD Term SOFR + 5.000%[8,9]	(CCC+, B3)	07/02/26	8.773	3,622,902
5,579	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[9]	(B-, B2)	10/16/28	7.517	3,959,064
2,816	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	04/28/28	5.402	2,822,800
4,948	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[9]	(B-, B2)	10/09/31	6.927	4,664,348
1,147	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[9]	(CCC, Caa2)	10/09/32	8.927	1,053,441
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[9]	(CCC, Caa2)	02/19/29	10.652	981,250
7,315	EagleView Technology Corp., 3 mo. USD Term SOFR + 6.500%[9]	(B-, B3)	08/14/28	10.200	6,661,415
719	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%[9]	(B+, B1)	07/07/31	5.902	705,220
2,829	Finastra USA, Inc.[9,11]	(B-, B3)	09/15/32	0.000	2,701,228
1,659	First Advantage Holdings LLC, 3 mo. USD Term SOFR + 2.750%[9]	(B+, B1)	10/31/31	6.450	1,640,392
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%[8,9]	(CCC+, Caa2)	12/06/32	8.673	615,090
2,644	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%[9]	(B-, B2)	07/23/32	7.413	2,339,675
4,478	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%[9]	(CCC+, Caa1)	05/02/29	8.513	1,740,976
5,685	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%[9]	(CCC+, Caa1)	02/01/29	8.063	3,961,322
2,321	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%[9]	(B, B1)	02/01/29	9.663	2,314,464
526	Ping Identity Corp., 1 mo. USD Term SOFR + 2.750%[9]	(B, B2)	11/15/32	6.402	520,788
692	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.000%[9,12]	(CCC+, B3)	06/02/28	8.981	798,100
7,923	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[9]	(CCC+, B3)	06/02/28	7.925	6,934,779
947	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%[9,17]	(B, B2)	10/26/30	6.950	748,293
2,146	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%[9]	(B-, Caa1)	05/09/33	8.700	1,304,885
1,293	Proofpoint, Inc., 3 mo. USD Term SOFR + 3.000%[9]	(B-, B2)	08/31/28	6.700	1,258,034
5,541	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[9]	(B-, B3)	04/24/28	6.961	5,432,666
1,404	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%[9]	(CCC+, NR)	12/31/30	9.163	414,269
365	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[9]	(B, NR)	12/31/30	8.413	282,054
3,578	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%[9]	(B-, B3)	07/21/32	8.450	3,401,842
41	Salas O'Brien, Inc.[10,17]	(B, B2)	01/31/33	1.375	40,788
315	Salas O'Brien, Inc., 1 mo. USD Term SOFR + 2.750%[9,17]	(B, B2)	01/31/33	6.402	316,110
468	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[9]	(B-, B3)	07/14/28	9.017	258,036
961	SonarSource Financing LLC, 3 mo. USD Term SOFR + 4.500%[9,17]	(B, B2)	12/19/30	8.175	878,897
262	Sovos Compliance LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B-, B3)	08/13/29	6.902	252,495
8,855	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%[9]	(B-, B3)	03/05/27	7.267	8,595,038

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$1,126	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[9]	(B-, Caa1)	12/22/27	8.263	$800,352
444	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%[9]	(B-, B2)	08/31/28	7.950	436,579
190	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%[9,17]	(B, B2)	06/18/29	6.700	186,659
7,113	UKG, Inc., 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	02/10/31	6.163	6,875,261
1,713	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%[9]	(B+, B2)	04/12/31	5.913	1,696,719
1,328	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%[9]	(B-, B2)	07/02/29	8.902	1,229,856
1,603	WEX, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BB-, Ba2)	03/31/28	5.402	1,605,368
676	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%[9]	(BB, Ba3)	03/01/30	5.652	678,439
5,603	XPLOR T1 LLC, 3 mo. USD Term SOFR + 3.500%[9,17]	(B-, B3)	12/01/32	7.167	5,224,532
2,377	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[9]	(BB+, Ba1)	02/28/30	5.402	2,193,138
4,751	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[9,17]	(B, B3)	02/14/32	7.152	4,513,203
					114,396,588
Steel Producers/Products (0.1%)
731	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[9,17]	(B-, B3)	10/12/28	7.173	732,583
Support—Services (3.8%)
2,952	BCPE Empire Holdings, Inc.[9,11]	(B, B3)	12/11/30	0.000	2,949,224
2,816	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%[9]	(CCC, Caa2)	06/04/29	10.267	2,677,916
1,534	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[9]	(B-, B2)	06/02/28	7.267	1,505,280
4,410	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[9]	(B-, B3)	07/19/30	9.422	4,015,600
3,651	Fugue Finance BV, 3 mo. USD Term SOFR + 2.250%[9]	(B, B2)	01/09/32	5.921	3,644,705
4,782	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[9]	(B-, B3)	05/21/32	7.652	4,787,634
522	Herc Holdings, Inc., 1 mo. USD Term SOFR + 1.750%[9]	(BBB-, Baa3)	06/02/32	5.402	525,072
286	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[9]	(CCC-, Caa2)	01/02/29	7.700	209,753
2,751	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[9]	(B, B2)	01/02/29	9.950	2,797,243
4,504	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[9]	(CCC, Caa2)	08/10/29	5.200 - 5.461	3,276,355
570	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[9]	(CCC-, Caa3)	08/10/29	5.200 - 5.461	147,072
818	Lernen Bidco Ltd.[9,11]	(B-, B3)	10/27/31	0.000	801,633
1,414	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.500%[9]	(B+, B1)	11/17/31	6.152	1,398,760
7,344	PODS LLC, 1 mo. USD Term SOFR + 3.000%[9]	(B-, B3)	03/31/28	6.767	7,337,899
172	PODS LLC, 1 mo. USD Term SOFR + 4.000%[9]	(B-, B3)	03/31/28	7.767	170,946
485	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%[9,10]	(B, B2)	12/16/32	6.163	487,115
3,243	Pye-Barker Fire & Safety LLC, 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	12/16/32	6.163	3,259,923
5,494	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%[9]	(BB-, B2)	08/31/28	5.402	4,085,314
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[8,9]	(CCC, Caa3)	11/02/28	12.425	370,334
					44,447,778
Tech Hardware & Equipment (0.5%)
865	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%[9,17]	(B-, B3)	08/06/32	6.673	861,697
777	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%[9,17]	(B-, B3)	12/10/31	8.179	734,401
387	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%[9,17]	(B-, B3)	12/10/31	8.179	365,825
3,778	Gryphon Acquire Newco LLC, 3 mo. USD Term SOFR + 3.000%[9]	(B+, B1)	09/13/32	6.675	3,788,887
					5,750,810
Telecom—Wireline Integrated & Services (0.6%)
1,144	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[9]	(CCC, Caa2)	10/31/27	8.673	876,119
1,727	Altice France SA, 3 mo. USD Term SOFR + 6.875%[9]	(CCC+, Caa1)	05/31/31	10.548	1,762,594
2,001	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[9]	(NR, B3)	08/01/29	9.410	1,602,403
2,553	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[9]	(B+, Ba3)	01/31/29	7.019	2,506,254
					6,747,370

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Theaters & Entertainment (0.7%)
$1,553	Electronic Arts, Inc.[9,11]	(BB, Ba3)	03/24/33	0.000	$1,555,454
2,373	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%[9]	(B+, B1)	05/27/32	6.152	2,386,161
496	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[9]	(BB, Ba1)	10/21/32	5.657	497,510
4,242	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%[9]	(BB, Ba2)	11/21/31	5.664	4,257,787
					8,696,912
Transport Infrastructure/Services (0.0%)
428	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 2.500%[9]	(B, B2)	03/08/32	6.169	429,584
	Total bank loans (Cost $496,529,449)				473,896,163
Asset backed securities (5.5%)
Collateralized Debt Obligations (5.5%)
3,385	Anchorage Credit Funding 11 Ltd., 2020-11A, Rule 144A [1,8]	(NR, Baa1)	04/25/38	7.050	3,393,468
3,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A [1]	(NR, Baa3)	04/25/42	6.496	3,029,873
3,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A [1]	(NR, Ba3)	04/25/42	8.896	3,029,860
1,750	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% [1,9]	(NR, NR)	10/15/38	6.673	1,747,622
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% [1,9]	(NR, Baa3)	01/20/35	7.377	965,469
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% [1,9]	(NR, NR)	07/14/36	7.169	2,498,778
3,000	Bbam U.S. CLO V Ltd., 2025-5A, Rule 144A, 3 mo. USD Term SOFR + 1.360% [1,9]	(AAA, NR)	07/25/38	5.027	3,009,367
3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340% [1,9]	(AAA, NR)	01/23/38	5.006	3,007,789
4,300	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 1.260% [1,9]	(AAA, NR)	01/17/39	4.882	4,309,020
2,400	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 3.250% [1,9]	(BBB-, NR)	01/17/39	6.872	2,393,651
2,900	CVC Cordatus Loan Fund XXXI DAC, 31A, Rule 144A, 3 mo. EURIBOR + 3.000% [1,4,9]	(BBB-, NR)	06/15/37	5.150	3,409,358
3,800	Dryden 79 Euro CLO DAC, 2020-79A, Rule 144A, 3 mo. EURIBOR + 3.650% [1,4,9]	(NR, Baa3)	01/18/35	5.888	4,467,951
4,100	Golub Capital Partners CLO 41B-R Ltd., 2019-41A, Rule 144A, 3 mo. USD Term SOFR + 1.330% [1,9]	(NR, NR)	07/20/38	5.005	4,111,676
2,570	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500% [1,9]	(BBB-, NR)	04/17/34	7.180	2,571,089
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% [1,9]	(BB-, NR)	01/27/31	9.778	1,225,961
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A [1,8,13]	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% [1,9]	(B, NR)	10/20/34	11.047	908,571
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% [1,9]	(NR, Ba3)	10/16/30	9.441	494,579
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% [1,9]	(NR, Ba1)	01/22/35	9.675	978,629
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A [1,8,13]	(NR, NR)	04/15/39	0.000	1,040,288
1,000	Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 3.350% [1,9]	(NR, NR)	10/25/36	7.017	992,431
4,750	Octagon 67 Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 7.410% [1,9]	(NR, NR)	07/25/38	11.077	4,665,784
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650% [1,9]	(NR, NR)	10/20/37	8.325	2,503,593
2,000	Silver Point CLO 11 Ltd., 2025-11A, Rule 144A, 3 mo. USD Term SOFR + 1.350% [1,9]	(NR, Aaa)	07/15/38	5.023	2,005,996
2,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370% [1,9]	(NR, Aaa)	07/15/37	5.043	2,006,033
3,900	Trestles CLO IV Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 1.280% [1,9]	(NR, NR)	10/30/38	4.943	3,910,026
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% [1,9]	(NR, Caa1)	07/20/30	10.087	250,890
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% [1,9]	(NR, Aa3)	10/20/31	7.437	1,004,242
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% [1,9]	(BBB-, NR)	07/14/31	7.281	504,134
	Total asset backed securities (Cost $65,545,524)				64,436,203

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Shares		Value
Common stocks (0.2%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.[7]	$140,880
Building Products (0.0%)
118,480	JELD-WEN Holding, Inc.[7]	162,318
Chemicals (0.1%)
160,554,989	Ascend Performance Litigation Trust Interest, Class A6,7,17	80,277
323,595,442	Ascend Performance Litigation Trust Interest, Class C6,7,17	32,360
35,549	Ascend Performance Materials Operations LLC[7]	53,323
25,202	Proppants Holdings LLC[6,8,17]	504
37,508	SK Mohawk Holdings, SCS[7]	356,326
6,341	Utex Industries	186,004
		708,794
Energy—Exploration & Production (0.0%)
37,190	PES Energy, Class A6,7,8,17	372
Health Facility (0.0%)
3,385	Western Dental Holdings LLC[7,17]	175,613
Investments & Misc. Financial Services (0.0%)
12,841	Altisource Portfolio Solutions SA7	85,394
Media (0.0%)
54,000	Optimum Communications, Inc., Class A7	85,320
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.[7]	271,996
29,405	Serta Simmons Bedding Equipment Co.[6,7,17]	0
		271,996
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.[7]	1,492
Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA6,7,14,17	0
Real Estate Management & Development (0.0%)
351	Altisource Portfolio Solutions SA2,7	2,334
Software—Services (0.0%)
20,532	Astra Acquisition Corp.[7]	30,798
Telecom—Wireline Integrated & Services (0.1%)
20,917	Luxco Co. Ltd.[4,7]	432,116
	Total common stocks (Cost $5,819,182)	2,097,427
Preferred stock (0.0%)
Software—Services (0.0%)
11,248	Astra Acquisition Corp.[7] (Cost $118,104)	112,480
Warrants (0.0%)
Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL[7]	1,128
2,821	Altisource Solutions SARL[7]	593
6,000	Movella Holdings, Inc., expires 12/31/27[6,7,17]	0
		1,721

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Shares		Value
Warrants—(concluded)
Software—Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/29[7]	$6,131
	Total warrants (Cost $13,693)	7,852
Short-term investments (4.0%)
23,167,129	State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.59%[15]	23,167,129
23,252,472	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[15,16]	23,252,472
	Total short-term investments (Cost $46,419,601)	46,419,601
	Total investments at value (101.5%) (Cost $1,217,151,382)	1,186,251,974
	Liabilities in Excess of Other Assets (-1.5%)	(17,071,223)
	Net assets (100.0%)	$1,169,180,751

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $649,367,914 or 55.5% of net assets.

2  Security or portion thereof is out on loan (See Note 2-Fund Code Not Found).

3  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

4  This security is denominated in Euro.

5  Bond is currently in default.

6  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

7  Non-income producing security.

8  Illiquid security.

9  Variable rate obligation—The interest rate shown is the rate in effect as of April 30, 2026. The rate may be subject to a cap and floor.

10  All or a portion is an unfunded loan commitment.

11  Position is unsettled. Contract rate was not determined at April 30, 2026 and does not take effect until settlement.

12  This security is denominated in British Pound.

13  Securities are zero coupon. Rate presented is cost yield as of April 30, 2026.

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

15  Rate shown reflects yield as at April 30, 2026.

16  Represents security purchased with cash collateral received for securities on loan.

17  Security is valued using significant unobservable inputs.

Investment abbreviations

1 mo. = 1 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Credit Suisse Strategic Income Fund

Schedule of Investments

April 30, 2026 (unaudited)

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CAD	4,634,760	USD	3,355,632	10/07/26	Deutsche Bank AG	$3,355,632	$3,426,353	$70,721
CAD	2,617,200	USD	1,895,623	10/07/26	Morgan Stanley	1,895,623	1,934,825	39,202
EUR	237,585	USD	276,899	10/07/26	Barclays Bank PLC	276,899	280,423	3,524
GBP	51,006	USD	68,449	10/07/26	Barclays Bank PLC	68,449	69,229	780
GBP	30,051	USD	40,444	10/07/26	JPMorgan Chase	40,444	40,787	343
USD	6,153,106	EUR	5,142,491	10/07/26	Deutsche Bank AG	(6,153,106)	(6,069,690)	83,416
USD	7,159,698	EUR	5,986,000	10/07/26	Morgan Stanley	(7,159,698)	(7,065,286)	94,412
Total unrealized appreciation								$292,398
Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
USD	5,265,667	CAD	7,251,960	10/07/26	Deutsche Bank AG	$(5,265,667)	$(5,361,178)	$(95,511)
USD	19,478	GBP	14,481	10/07/26	Barclays Bank PLC	(19,478)	(19,655)	(177)
USD	37,952	GBP	28,358	10/07/26	Deutsche Bank AG	(37,952)	(38,490)	(538)
USD	37,067	GBP	27,885	10/07/26	JPMorgan Chase	(37,067)	(37,847)	(780)
USD	864,648	GBP	643,794	10/07/26	Morgan Stanley	(864,648)	(873,792)	(9,144)
Total unrealized depreciation								$(106,150)
Total net unrealized appreciation/(depreciation)								$186,248

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of assets and liabilities
April 30, 2026 (unaudited)

Assets:
Investments at value, including collateral for securities on loan of $23,252,473 (Cost $1,217,151,382) (Note 2)	$1,186,251,974[1]
Cash	1,478,136
Foreign currency at value (Cost $92,056)	92,889
Receivable for investments sold	24,759,203
Interest receivable	14,095,005
Receivable for Fund shares sold	3,168,803
Unrealized appreciation on forward foreign currency contracts (Note 2)	292,398
Prepaid expenses and other assets	146,358
Total assets	1,230,284,766
Liabilities:
Investment advisory fee payable (Note 3)	1,148,560
Administrative services fee payable (Note 3)	101,652
Shareholder servicing/Distribution fee payable (Note 3)	115,453
Payable for investments purchased	30,107,255
Payable upon return of securities loaned (Note 2)	23,252,473
Payable for Fund shares redeemed	2,657,581
Dividend payable	2,341,245
Unfunded loan commitments (Note 2)	601,427
Unrealized depreciation on forward foreign currency contracts (Note 2)	106,150
Trustees' fee payable	32,387
Accrued expenses	639,832
Total liabilities	61,104,015
Net assets:
Capital stock, $.001 par value (Note 6)	127,307
Paid-in capital (Note 6)	1,257,052,869
Total distributable earnings (loss)	(87,999,425)
Net assets	$1,169,180,751
I Shares
Net assets	$1,056,973,364
Shares outstanding	115,092,547
Net asset value, offering price and redemption price per share	$9.18
A Shares
Net assets	$57,880,486
Shares outstanding	6,302,395
Net asset value and redemption price per share	$9.18
Maximum offering price per share (net asset value/(1-4.75%))	$9.18
C Shares
Net assets	$54,326,901
Shares outstanding	5,911,578
Net asset value, offering price and redemption price per share	$9.19

1  Includes $22,752,224 of securities on loan.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of operations
For the six months ended April 30, 2026 (unaudited)

Investment income:
Interest	$44,499,938
Dividends	16,902
Securities lending (net of rebates)	126,738
Total investment income	44,643,578
Expenses:
Investment advisory fees (Note 3)	4,869,129
Administrative services fees (Note 3)	122,079
Shareholder servicing/Distribution fees (Note 3)
Class A	75,539
Class C	278,536
Transfer agent fees	483,971
Custodian fees	169,681
Commitment fees (Note 4)	79,186
Trustees' fees	78,542
Legal fees	50,880
Registration fees	49,155
Printing fees	40,212
Audit and tax fees	27,200
Insurance expense	8,860
Miscellaneous expense	14,074
Total expenses	6,347,044
Less: fees waived and expenses reimbursed (Note 3)	(1,413,668)
Net expenses	4,933,376
Net investment income	39,710,202
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts
Net realized loss from investments	(22,789,495)
Net realized loss from foreign currency transactions	(28,671)
Net change in unrealized appreciation (depreciation) from investments	(8,232,565)
Net change in unrealized appreciation (depreciation) from foreign currency translations	18,580
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	117,115
Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(30,915,036)
Net increase in net assets resulting from operations	$8,795,166

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statements of changes in net assets

	For the six months ended April 30, 2026 (unaudited)	For the year ended October 31, 2025
From operations:
Net investment income	$39,710,202	$71,348,624
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	(22,818,166)	5,244,213
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(8,096,870)	(18,355,750)
Net increase in net assets resulting from operations	8,795,166	58,237,087
From distributions:
From distributable earnings
Class I	(35,810,237)	(63,628,282)
Class A	(2,000,515)	(4,491,823)
Class C	(1,635,344)	(3,318,144)
Net decrease in net assets resulting from distributions	(39,446,096)	(71,438,249)
From capital share transactions (Note 6):
Proceeds from sale of shares	270,334,049	640,924,946
Reinvestment of distributions	26,659,564	51,173,239
Net asset value of shares redeemed	(247,039,738)	(377,540,005)
Net increase in net assets from capital share transactions	49,953,875	314,558,180
Net increase in net assets	19,302,945	301,357,018
Net assets:
Beginning of period	1,149,877,806	848,520,788
End of period	$1,169,180,751	$1,149,877,806

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$9.42	$9.54	$9.08	$8.91	$10.12	$9.57
Investment operations:
Net investment income[1]	0.32	0.66	0.74	0.75	0.47	0.40
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.24)	(0.11)	0.46	0.17	(1.20)	0.56
Total from investment operations	0.08	0.55	1.20	0.92	(0.73)	0.96
Less dividends:
Dividends from net investment income	(0.32)	(0.67)	(0.74)	(0.75)	(0.48)	(0.41)
Total dividends	(0.32)	(0.67)	(0.74)	(0.75)	(0.48)	(0.41)
Net asset value, end of period	$9.18[2]	$9.42	$9.54	$9.08	$8.91	$10.12
Total return[3]	0.83%	5.92%	13.61%	10.57%	(7.41)%	10.11%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$1,056,973	$1,025,163	$740,431	$316,613	$363,915	$420,435
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets	6.91%[4]	7.01%	7.77%	8.14%	4.88%	3.93%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[5]	33%	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$9.42	$9.54	$9.08	$8.91	$10.13	$9.57
Investment operations:
Net investment income[1]	0.31	0.64	0.71	0.72	0.44	0.38
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.12)	0.47	0.18	(1.21)	0.56
Total from investment operations	0.06	0.52	1.18	0.90	(0.77)	0.94
Less dividends and distributions:
Dividends from net investment income	(0.30)	(0.64)	(0.72)	(0.73)	(0.45)	(0.38)
Total dividends	(0.30)	(0.64)	(0.72)	(0.73)	(0.45)	(0.38)
Net asset value, end of period	$9.18[2]	$9.42	$9.54	$9.08	$8.91	$10.13
Total return[3]	0.71%	5.65%	13.34%	10.30%	(7.73)%	9.95%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$57,880	$67,013	$58,890	$25,795	$21,933	$31,102
Ratio of net expenses to average net assets	1.04%[4]	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets	6.66%[4]	6.76%	7.52%	7.90%	4.62%	3.78%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[5]	33%	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each period)

	For the six months ended April 30, 2026	For the year ended October 31,
	(unaudited)	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of period	$9.43	$9.54	$9.08	$8.92	$10.13	$9.57
Investment operations:
Net investment income[1]	0.27	0.57	0.65	0.66	0.37	0.31
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.24)	(0.11)	0.46	0.16	(1.20)	0.56
Total from investment operations	0.03	0.46	1.11	0.82	(0.83)	0.87
Less dividends:
Dividends from net investment income	(0.27)	(0.57)	(0.65)	(0.66)	(0.38)	(0.31)
Total dividends	(0.27)	(0.57)	(0.65)	(0.66)	(0.38)	(0.31)
Net asset value, end of period	$9.19[2]	$9.43	$9.54	$9.08	$8.92	$10.13
Total return[3]	0.34%	4.98%	12.50%	9.36%	(8.32)%	9.13%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$54,327	$57,702	$49,200	$30,826	$29,454	$39,867
Ratio of net expenses to average net assets	1.79%[4]	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of net investment income to average net assets	5.91%[4]	6.02%	6.82%	7.19%	3.89%	3.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%[4]	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[5]	33%	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS AM (Americas) is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I, Class A and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase and will convert to Class A shares upon the eight anniversary of purchase. Class I shares are sold without a sales charge.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$598,746,830	$535,418	$599,282,248
Bank Loans	—	439,230,280	34,665,883	473,896,163
Asset Backed Securities	—	64,436,203	—	64,436,203
Common Stocks	335,366	1,472,935	289,126	2,097,427
Preferred Stock	—	112,480	—	112,480
Warrants	7,852	—	0[1]	7,852
Short-term Investments	46,419,601	—	—	46,419,601
	$46,762,819	$1,103,998,728	$35,490,427	$1,186,251,974
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$292,398	$—	$292,398
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$106,150	$—	$106,150

1  Included a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$70,888	$25,579,338	$876	$—	$25,651,102
Accrued discounts (premiums)	—	159,344	—	—	159,344
Purchases	522,764	13,347,056	205,669	—	14,075,489
Sales	—	(14,715,637)	—	—	(14,715,637)
Realized gain (loss)	—	(3,260,769)	—	(3,276)	(3,264,045)
Change in unrealized appreciation (depreciation)	(72,362)	3,241,642	82,581	3,276	3,255,137
Transfers into Level 3	14,128	16,937,248	—	—	16,951,376
Transfers out of Level 3	—	(6,622,339)	—	—	(6,622,339)
Balance as of April 30, 2026	$535,418	$34,665,883	$289,126	$—	$35,490,427
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2026	$(72,340)	$124,067	$—	$—	$51,727

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at April 30, 2026	Valuation technique	Unobservable input	Price range (Weighted average)*
Corporate Bonds	$6	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	535,412	Vendor Pricing	Single Broker Quote	0.01 – 0.63 (0.61)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	34,665,883	Vendor Pricing	Single Broker Quote	0.58 – 1.01 (0.94)
Common Stocks	113,513	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (N/A)
	175,613	Vendor Pricing	Single Broker Quote	51.87 (51.87)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2026, $16,951,376 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,622,339 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2026.

Primary underlying risk	Derivative assets	Derivative liabilities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Forward contracts	$292,398	$106,150	$—	$117,115

For the six months ended April 30, 2026, the Fund held an average monthly value on a net basis of $18,852,739 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2026:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Barclays Bank PLC	$4,304	$(177)	$—	$—	$4,127
Deutsche Bank AG	154,137	(96,041)	—	—	58,096
JPMorgan Chase	343	(343)	—	—	—
Morgan Stanley	133,614	(9,144)	—	—	124,470
	$292,398	$(105,705)	$—	$—	$186,693

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2026:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Barclays Bank PLC	$177	$(177)	$—	$—	$—
Deutsche Bank AG	96,041	(96,041)	—	—	—
JPMorgan Chase	780	(343)	—	—	437
Morgan Stanley	9,144	(9,144)	—	—	—
	$106,142	$(105,705)	$—	$—	$437

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2026, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2026, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

I) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2026 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2026, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corporation, LLC	12/11/31	1.000%	$113,507
Pye-Barker Fire & Safety, LLC	12/16/32	2.500	408,537
Salas O'Brien Inc	01/31/33	1.375	40,585
Secretariat Advisors, LLC	02/28/32	4.000	38,798

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2026, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$22,752,224	$23,252,473

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2026.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$22,752,224	$(22,752,224)	$—

a  Represents market value of loaned securities at period end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the six months ended April 30, 2026, total earnings received in connection with securities lending arrangements was $514,289, of which $345,361 was rebated to borrowers (brokers). The Fund retained $126,738 in income, and SSB, as lending agent, was paid $42,190.

L) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (America) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2026, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM (Americas) were $4,869,129 and

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

$1,413,668, respectively. UBS AM (Americas) contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2027. For the six months ended April 30, 2026, there was no recoupment.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at April 30, 2026 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028	Expires October 31, 2029
Class I	$5,951,806	$821,815	$1,462,570	$2,395,881	$1,271,540
Class A	434,678	68,421	118,485	173,819	73,953
Class C	411,222	91,358	106,616	145,073	68,175

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2026, the Fund paid Rule 12b-1 distribution fees of $75,539 for Class A shares and $278,536 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2026, UBS AM (US) and its affiliates advised the Fund that they retained $6,493 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2026 and for the six months ended April 30, 2026, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2026, the line was not drawn upon and no fees were incurred.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

Note 5. Purchases and sales of securities

For the six months ended April 30, 2026, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$436,934,727	$368,260,489	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	27,521,098	$256,067,693	60,905,814	$577,245,422
Shares issued in reinvestment of distributions	2,552,211	23,622,912	4,690,463	44,434,653
Shares redeemed	(23,771,693)	(220,250,718)	(34,453,126)	(325,280,416)
Net increase	6,301,616	$59,439,887	31,143,151	$296,399,659

	Class A
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	1,085,885	$10,070,820	4,626,408	$43,896,854
Shares issued in reinvestment of distributions	175,227	1,622,371	397,955	3,770,105
Shares redeemed	(2,070,214)	(19,249,456)	(4,088,761)	(38,674,093)
Net increase (decrease)	(809,102)	$(7,556,265)	935,602	$8,992,866

	Class C
	For the six months ended April 30, 2026 (unaudited)		For the year ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	450,625	$4,195,536	2,084,179	$19,782,670
Shares issued in reinvestment of distributions	152,698	1,414,281	313,178	2,968,481
Shares redeemed	(811,075)	(7,539,564)	(1,434,023)	(13,585,496)
Net increase (decrease)	(207,752)	$(1,929,747)	963,334	$9,165,655

Credit Suisse Strategic Income Fund

Notes to Financial Statements

April 30, 2026 (unaudited)

On April 30, 2026, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	5	79%
Class A	5	75%
Class C	6	89%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the financial statements as of April 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund

Notice of privacy and information practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Strategic Income Fund

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2026.

Credit Suisse Strategic Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, https://us-fund.ubs.com/en/home

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916

877-870-2874 ◼ https://us-fund.ubs.com/en/home

SIF-SAR-0426

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $147,607

(2) Each board member and each member of an advisory board for special compensation: $44,000

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

CREDIT SUISSE OPPORTUNITY FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

In approving the renewal of the current investment management agreement (the "Investment Management Agreement") by and between the Credit Suisse Opportunity Funds (the "Trust") and UBS AM (Americas) LLC ("UBS AM (Americas)"), for and on behalf of the Credit Suisse Floating Rate High Income Fund and Credit Suisse Strategic Income Fund (each a "Fund" and together the "Funds"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Microsoft Teams meeting held on November 5, 2025, where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 10 and 11, 2025, considered the following factors:

Nature, Extent and Quality of the Services under the Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Funds by UBS AM (Americas) under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by UBS AM (Americas) which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Funds' non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third party service providers; overseeing and facilitating audits; overseeing the Funds' credit facility; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by UBS AM (Americas) included broad supervisory responsibility and oversight over other service providers to the Funds. The Board also considered UBS AM (Americas)'s compliance program with respect to the Funds. The Board noted that UBS AM (Americas) reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about UBS AM (Americas) including its Form ADV Part 2—Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of UBS AM (Americas)'s senior management and the expertise of, and the amount of attention given to the Funds by, senior personnel of UBS AM (Americas). In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of UBS AM (Americas), based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other UBS AM (Americas) clients for comparable services. The Board acknowledged UBS AM (Americas)'s representation that the services provided to the Funds are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by UBS AM (Americas) and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by UBS AM (Americas) have expanded over time as a result of regulatory and other developments.

Investment Manager Profitability

The Board received and considered a profitability analysis of UBS AM (Americas), as the investment manager to the Funds, based on the fees payable under the Investment Management Agreement for the Funds, including any fee waivers, as well as other relationships between the Funds on the one hand and UBS AM (Americas) affiliates on the other. The Board deliberations also reflected, in the context of UBS AM (Americas)'s profitability, UBS AM (Americas)'s methodology for allocating costs to the Funds, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed UBS AM (Americas)'s profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Funds assets grow. The Board also noted the Expense Limitation Agreement currently in place between the Funds and UBS AM (Americas). The Board received information regarding UBS AM (Americas)'s profitability in connection with providing investment management services to the Funds, including UBS AM (Americas)'s costs in providing the services.

Other Benefits to UBS AM (Americas)

The Board considered other benefits received by UBS AM (Americas) and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits potentially derived from an increase in UBS AM (Americas)'s businesses and its reputation as a result of its relationship with the Funds (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by UBS AM (Americas) and its affiliates), as well as the fees paid to an affiliate of UBS AM (Americas) for distribution services.

The Board considered the standards UBS AM (Americas) applied in seeking best execution and UBS AM (Americas)'s policies and practices regarding soft dollars and reviewed UBS AM (Americas)'s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from UBS AM (Americas) as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year and reviews reports of UBS AM (Americas) at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and UBS AM (Americas)'s compliance policies and procedures.

Credit Suisse Floating Rate High Income Fund

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (collectively, the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), the Fund's investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I shares, respectively, until February 28, 2027.

Additionally, the Board received and considered information set forth in a report provided by Broadridge, an independent provider of investment company data (the "Broadridge Report"), comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund's fees and expenses compared to its peers as presented in the Broadridge Report, the Fund's Contractual Management Fee ranked in the third quintile relative to its Expense Group, the Fund's actual management fees ranked in the first quintile and second quintile of its Expense Group and Expense Universe, respectively. The Fund's total expenses ranked in the third quintile relative to its Expense Group and Expense Universe.

Fund Performance

The Board received and considered performance results of the Fund over the previous year ended August 31, 2025 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2025, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund for the same time periods provided in the Broadridge Report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund's performance compared to its peers as presented in the Broadridge Report, the Fund's performance relative to its Performance Universe ranked in the first quintile for the five and ten-year periods reported; the second quintile for the four-year period reported; the third quintile for the two and three-year periods reported; and the fourth quintile for the one year period reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by UBS AM (Americas) and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and UBS AM (Americas)'s ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Strategic Income Fund

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), as investment manager. The Board also considered that UBS AM (Americas) has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I shares, respectively, until February 28, 2027.

Additionally, the Board received and considered information set forth in a report provided by Broadridge, an independent provider of investment company data (the "Broadridge Report"), comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. Each fund in the Expense Group and Expense Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the funds with the lowest relative expenses and the fifth quintile including funds with the highest relative expenses during the period. The Board noted that, with respect to the Fund's fees and expenses compared to its peers as presented in the Broadridge Report, the Fund's Contractual Management Fee ranked in the fifth quintile relative to its Expense Group; the Fund's actual management fees ranked in the fourth quintile of its Expense Group and Expense Universe; and the Fund's total expenses ranked in the fifth quintile of its Expense Group and Expense Universe.

Fund Performance

The Board received and considered performance results of the Fund over the previous year ended August 31, 2025 as well as over the two-, three-, four-, five- and ten-year periods ended August 31, 2025, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund for the same time periods provided in the Broadridge Report. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. Each fund in the Performance Universe was placed in one of five quintiles for each relevant comparison period, with the first quintile including the best performing funds and the fifth quintile including the worst performing funds during the period. The Board noted that, with respect to the Fund's performance compared to its peers as presented in the Broadridge Report, the Fund's performance relative to its Performance Universe ranked in the first quintile for the three-, four-, five-, and ten-year periods reported; and in the second quintile for the one- and two year periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Conclusions

In selecting UBS AM (Americas), and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by UBS AM (Americas).

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by UBS AM (Americas) and that, based on dialogue with management and counsel, the services provided by UBS AM (Americas) under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and UBS AM (Americas)'s ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), UBS AM (Americas)'s net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that UBS AM (Americas) and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2026

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2026